                              CREDIT SUISSE FUNDS

                     [CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                  ANNUAL REPORT

                                OCTOBER 31, 2001

                     CREDIT SUISSE CAPITAL APPRECIATION FUND
                                       -
                          CREDIT SUISSE BLUE CHIP FUND
                                       -
                       CREDIT SUISSE LARGE CAP VALUE FUND
                                       -
                       CREDIT SUISSE STRATEGIC VALUE FUND
                                       -
                           CREDIT SUISSE BALANCED FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE CAPITAL APPRECIATION FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

For the 12 months ended October 31, 2001, the Common Class and Advisor shares of Credit Suisse Capital Appreciation Fund(1) (the "Fund") had losses of 37.59% and 37.91%, respectively, vs. a loss of 24.90% for the S&P 500 Index.(2),(3)

The reporting period was a very negative one for stocks, with most major domestic equity indexes suffering declines in the 10% to 50% range. Expectations of a delayed U.S. economic recovery and a bleaker profit outlook weighed on stocks during much of the period. The uncertainty was compounded by the terrible news of September 11, reflected in the market's sharp decline in the weeks following the attacks.

On a positive note, the market's tone improved in the final month of the period. The Federal Reserve ("Fed"), eager to avoid a recession, aggressively reduced interest rates in September and October, continuing a trend started in January 2001. Investors appeared encouraged by the Fed's actions, as well as by an easing of the anxiety that gripped the nation in mid-September.

The Fund was obviously tarnished by the market selloff in the year, with weakness displayed by a number of its holdings representing a range of sectors. In broad terms, the Fund's most growth-oriented names (e.g., technology stocks) fared the worst in a particularly harsh environment for growth stocks broadly. Indeed, the Fund's underperformance reflected the Fund's above-average growth profile vs. that of the S&P 500 Index.

In terms of general strategy, we made some adjustments to the Fund late in the period that in our view strengthened the overall quality of the portfolio. (We stress that we sought to avoid purchasing defensive-type names that could be abandoned by investors once the earnings picture brightens and growth returns to favor.) For example, in the financial segment, we added to positions in certain companies with relatively little consumer debt, given the potential for a delayed recovery and softer consumer confidence. Noteworthy holdings included American International Group (4.10% of the Fund as of October 31) and Freddie Mac (2.89% of the Fund as of October 31), the mortgage giant that has seen increased business activity due to a wave of refinancings.

We also increased our weighting in the health-care area. Our focus was on the group's services companies, such as managed-care names, where we October 31, 2001 generally saw the best values. Within the pharmaceutical sector, our largest position at the end of the period was Pfizer (4.10)%.

In the technology segment, we lowered our weighting in the computer sector, though some of the reduced position was due to performance factors. We raised our stake in electronic companies late in the period somewhat, selectively adding stocks we deemed to be oversold. In general, we attempted to avoid highly economically sensitive technology companies. Elsewhere of note, we maintained a significant weighting in the communications & media sector. We believe that our media holdings are good quality companies that could see a significant improvement in revenues once the economy starts to recover.

Given the general uncertainty, we are wary of making predictions regarding the economy and the stock market over the next few months. That said, we believe that the high amount of liquidity being supplied by the Fed could result in periodic rallies, but that these will be short-term in nature until solid evidence of economic growth emerges. Needless to say, we remain firm believers in the U.S. economy and its philosophical underpinnings, and we will continue to focus on companies we deem to be well-managed and well-positioned for growth within their respective industries.

Susan L. Black                                 Jeffrey T. Rose
Co-Portfolio Manager                           Co-Portfolio Manager

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
SUISSE CAPITAL APPRECIATION FUND(1) COMMON SHARES AND THE S&P 500 INDEX(2),(3) FOR TEN YEARS AND AT EACH MONTH END. (UNAUDITED)

[CHART]

                                         Credit Suisse Capital
                                   Appreciation Fund(1) Common Shares    S&P 500 Index(2)(3)
                                               $10,000                         $10,000
         Nov-91                                $ 9,589                         $ 9,596
         Dec-91                                $10,821                         $10,693
         Jan-92                                $10,689                         $10,494
         Feb-92                                $10,714                         $10,629
         Mar-92                                $10,465                         $10,423
         Apr-92                                $10,474                         $10,729
         May-92                                $10,739                         $10,782
         Jun-92                                $10,517                         $10,621
         Jul-92                                $10,850                         $11,055
         Aug-92                                $10,609                         $10,828
         Sep-92                                $10,774                         $10,954
         Oct-92                                $11,040                         $10,992
         Nov-92                                $11,447                         $11,367
         Dec-92                                $11,645                         $11,507
         Jan-93                                $11,856                         $11,603
         Feb-93                                $11,943                         $11,761
         Mar-93                                $12,435                         $12,009
         Apr-93                                $11,917                         $11,718
         May-93                                $12,330                         $12,031
         Jun-93                                $12,547                         $12,066
         Jul-93                                $12,547                         $12,017
         Aug-93                                $13,260                         $12,473
         Sep-93                                $13,366                         $12,377
         Oct-93                                $13,489                         $12,633
         Nov-93                                $12,978                         $12,513
         Dec-93                                $13,490                         $12,664
         Jan-94                                $13,894                         $13,095
         Feb-94                                $13,567                         $12,740
         Mar-94                                $12,733                         $12,184
         Apr-94                                $12,695                         $12,341
         May-94                                $13,069                         $12,543
         Jun-94                                $12,685                         $12,236
         Jul-94                                $13,069                         $12,637
         Aug-94                                $13,703                         $13,155
         Sep-94                                $13,550                         $12,833
         Oct-94                                $13,712                         $13,123
         Nov-94                                $13,117                         $12,645
         Dec-94                                $13,105                         $12,832
         Jan-95                                $13,044                         $13,166
         Feb-95                                $13,686                         $13,679
         Mar-95                                $14,348                         $14,083
         Apr-95                                $14,586                         $14,497
         May-95                                $14,907                         $15,077
         Jun-95                                $15,578                         $15,427
         Jul-95                                $16,408                         $15,939
         Aug-95                                $16,585                         $15,980
         Sep-95                                $16,970                         $16,652
         Oct-95                                $17,011                         $16,592
         Nov-95                                $17,768                         $17,321
         Dec-95                                $18,098                         $17,655
         Jan-96                                $18,712                         $18,255
         Feb-96                                $19,219                         $18,425
         Mar-96                                $19,597                         $18,602
         Apr-96                                $19,835                         $18,875
         May-96                                $20,213                         $19,362
         Jun-96                                $19,965                         $19,436
         Jul-96                                $19,078                         $18,577
         Aug-96                                $19,800                         $18,968
         Sep-96                                $21,041                         $20,036
         Oct-96                                $21,207                         $20,588
         Nov-96                                $22,507                         $22,145
         Dec-96                                $22,311                         $21,706
         Jan-97                                $23,168                         $23,063
         Feb-97                                $23,365                         $23,243
         Mar-97                                $22,496                         $22,288
         Apr-97                                $23,537                         $23,619
         May-97                                $24,801                         $25,057
         Jun-97                                $25,724                         $26,183
         Jul-97                                $28,068                         $28,264
         Aug-97                                $26,869                         $26,680
         Sep-97                                $28,661                         $28,143
         Oct-97                                $27,778                         $27,203
         Nov-97                                $28,528                         $28,463
         Dec-97                                $29,316                         $28,949
         Jan-98                                $29,155                         $29,270
         Feb-98                                $31,032                         $31,381
         Mar-98                                $32,587                         $32,987
         Apr-98                                $33,340                         $33,321
         May-98                                $32,536                         $32,749
         Jun-98                                $34,254                         $34,079
         Jul-98                                $34,350                         $33,714
         Aug-98                                $28,366                         $28,844
         Sep-98                                $30,355                         $30,686
         Oct-98                                $31,317                         $33,183
         Nov-98                                $33,356                         $35,196
         Dec-98                                $36,865                         $37,223
         Jan-99                                $39,180                         $38,778
         Feb-99                                $37,620                         $37,574
         Mar-99                                $39,516                         $39,077
         Apr-99                                $39,904                         $40,590
         May-99                                $38,846                         $39,631
         Jun-99                                $41,294                         $41,835
         Jul-99                                $40,674                         $40,527
         Aug-99                                $40,674                         $40,327
         Sep-99                                $41,109                         $39,222
         Oct-99                                $43,309                         $41,704
         Nov-99                                $46,094                         $42,557
         Dec-99                                $54,658                         $45,059
         Jan-00                                $52,980                         $42,795
         Feb-00                                $60,339                         $41,986
         Mar-00                                $62,354                         $46,093
         Apr-00                                $57,122                         $44,707
         May-00                                $54,198                         $43,790
         Jun-00                                $58,241                         $44,869
         Jul-00                                $57,926                         $44,168
         Aug-00                                $63,441                         $46,910
         Sep-00                                $59,698                         $44,434
         Oct-00                                $56,958                         $44,246
         Nov-00                                $50,812                         $40,757
         Dec-00                                $51,803                         $40,957
         Jan-01                                $51,803                         $42,410
         Feb-01                                $46,742                         $38,543
         Mar-01                                $43,302                         $36,101
         Apr-01                                $46,939                         $38,907
         May-01                                $46,282                         $39,167
         Jun-01                                $44,597                         $38,214
         Jul-01                                $42,363                         $37,838
         Aug-01                                $38,965                         $35,469
         Sep-01                                $34,235                         $32,605
         Oct-01                                $35,550                         $33,227

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

1 YEAR                         3 YEAR                        5 YEAR                     10 YEAR
(37.59)%                        4.31%                        10.88%                      13.52%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                              FUND
                                                                             ------
1 Year Total Return (9/30/00 to 9/30/01)                                     (42.65)%
3 Year Annual Total Return (9/30/98 to 9/30/01)                                4.08%
5 Year Annual Total Return (9/30/96 to 9/30/01)                               10.22%
10 Year Annual Total Return (9/30/91 to 9/30/01)                              13.29%
Average Annual Total Return (8/17/87 to 9/30/01)                              11.56%

----------
(1)  Name changed from Warburg Pincus Capital Appreciation Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.
(3) In light of the fund's emphasis on growth stocks, effective on or about November 15, 2001, the fund changed its performance benchmark index to the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies by market capitalization.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
SUISSE CAPITAL APPRECIATION FUND(1) ADVISOR SHARES AND THE S&P 500 INDEX(2),(3) FOR TEN YEARS AND AT EACH MONTH END. (UNAUDITED)

[CHART]

                                        Credit Suisse Capital
                                        Appreciation Fund(1)
                                           Advisor Shares               S&P 500 Index(2)(3)
                                               $10,000                         $10,000
         Nov-91                                 $9,581                          $9,596
         Dec-91                                $10,815                         $10,693
         Jan-92                                $10,674                         $10,494
         Feb-92                                $10,699                         $10,629
         Mar-92                                $10,442                         $10,423
         Apr-92                                $10,451                         $10,729
         May-92                                $10,707                         $10,782
         Jun-92                                $10,477                         $10,621
         Jul-92                                $10,809                         $11,055
         Aug-92                                $10,560                         $10,828
         Sep-92                                $10,726                         $10,954
         Oct-92                                $10,982                         $10,992
         Nov-92                                $11,387                         $11,367
         Dec-92                                $11,583                         $11,507
         Jan-93                                $11,793                         $11,603
         Feb-93                                $11,880                         $11,761
         Mar-93                                $12,361                         $12,009
         Apr-93                                $11,837                         $11,718
         May-93                                $12,248                         $12,031
         Jun-93                                $12,457                         $12,066
         Jul-93                                $12,449                         $12,017
         Aug-93                                $13,148                         $12,473
         Sep-93                                $13,253                         $12,377
         Oct-93                                $13,358                         $12,633
         Nov-93                                $12,860                         $12,513
         Dec-93                                $13,360                         $12,664
         Jan-94                                $13,750                         $13,095
         Feb-94                                $13,427                         $12,740
         Mar-94                                $12,591                         $12,184
         Apr-94                                $12,553                         $12,341
         May-94                                $12,924                         $12,543
         Jun-94                                $12,534                         $12,236
         Jul-94                                $12,905                         $12,637
         Aug-94                                $13,523                         $13,155
         Sep-94                                $13,361                         $12,833
         Oct-94                                $13,523                         $13,123
         Nov-94                                $12,933                         $12,645
         Dec-94                                $12,911                         $12,832
         Jan-95                                $12,839                         $13,166
         Feb-95                                $13,465                         $13,679
         Mar-95                                $14,122                         $14,083
         Apr-95                                $14,348                         $14,497
         May-95                                $14,667                         $15,077
         Jun-95                                $15,314                         $15,427
         Jul-95                                $16,124                         $15,939
         Aug-95                                $16,288                         $15,980
         Sep-95                                $16,658                         $16,652
         Oct-95                                $16,688                         $16,592
         Nov-95                                $17,427                         $17,321
         Dec-95                                $17,751                         $17,655
         Jan-96                                $18,348                         $18,255
         Feb-96                                $18,838                         $18,425
         Mar-96                                $19,199                         $18,602
         Apr-96                                $19,422                         $18,875
         May-96                                $19,783                         $19,362
         Jun-96                                $19,538                         $19,436
         Jul-96                                $18,661                         $18,577
         Aug-96                                $19,362                         $18,968
         Sep-96                                $20,567                         $20,036
         Oct-96                                $20,719                         $20,588
         Nov-96                                $21,970                         $22,145
         Dec-96                                $21,784                         $21,706
         Jan-97                                $22,614                         $23,063
         Feb-97                                $22,795                         $23,243
         Mar-97                                $21,937                         $22,288
         Apr-97                                $22,936                         $23,619
         May-97                                $24,156                         $25,057
         Jun-97                                $25,052                         $26,183
         Jul-97                                $27,322                         $28,264
         Aug-97                                $26,141                         $26,680
         Sep-97                                $27,880                         $28,143
         Oct-97                                $27,010                         $27,203
         Nov-97                                $27,723                         $28,463
         Dec-97                                $28,483                         $28,949
         Jan-98                                $28,309                         $29,270
         Feb-98                                $30,123                         $31,381
         Mar-98                                $31,624                         $32,987
         Apr-98                                $32,348                         $33,321
         May-98                                $31,559                         $32,749
         Jun-98                                $33,215                         $34,079
         Jul-98                                $33,278                         $33,714
         Aug-98                                $27,471                         $28,844
         Sep-98                                $29,397                         $30,686
         Oct-98                                $30,311                         $33,183
         Nov-98                                $32,285                         $35,196
         Dec-98                                $35,662                         $37,223
         Jan-99                                $37,873                         $38,778
         Feb-99                                $36,354                         $37,574
         Mar-99                                $38,168                         $39,077
         Apr-99                                $38,531                         $40,590
         May-99                                $37,490                         $39,631
         Jun-99                                $39,833                         $41,835
         Jul-99                                $39,224                         $40,527
         Aug-99                                $39,208                         $40,327
         Sep-99                                $39,620                         $39,222
         Oct-99                                $41,716                         $41,704
         Nov-99                                $44,373                         $42,557
         Dec-99                                $52,587                         $45,059
         Jan-00                                $50,977                         $42,795
         Feb-00                                $58,007                         $41,986
         Mar-00                                $59,927                         $46,093
         Apr-00                                $54,869                         $44,707
         May-00                                $52,038                         $43,790
         Jun-00                                $55,894                         $44,869
         Jul-00                                $55,587                         $44,168
         Aug-00                                $60,845                         $46,910
         Sep-00                                $57,249                         $44,434
         Oct-00                                $54,581                         $44,246
         Nov-00                                $48,681                         $40,757
         Dec-00                                $49,611                         $40,957
         Jan-01                                $49,591                         $42,410
         Feb-01                                $44,731                         $38,543
         Mar-01                                $41,412                         $36,101
         Apr-01                                $44,883                         $38,907
         May-01                                $44,241                         $39,167
         Jun-01                                $42,591                         $38,214
         Jul-01                                $40,448                         $37,838
         Aug-01                                $37,192                         $35,469
         Sep-01                                $32,673                         $32,605
         Oct-01                                $33,895                         $33,227

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (ADVISOR SHARES)

1 YEAR                         3 YEAR                        5 YEAR                     10 YEAR
(37.91)%                         3.79%                        10.34%                      12.98%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                              FUND
                                                                             ------
1 Year Total Return (9/30/00 to 9/30/01)                                     (42.94)%
3 Year Annual Total Return (9/30/98 to 9/30/01)                                3.58%
5 Year Annual Total Return (9/30/96 to 9/30/01)                                9.70%
10 Year Annual Total Return (9/30/91 to 9/30/01)                              12.76%
Average Annual Total Return (04/04/91 to 9/30/01)                             11.19%

----------
(1)  Name changed from Warburg Pincus Capital Appreciation Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.
(3) In light of the fund's emphasis on growth stocks, effective on or about November 15, 2001, the fund changed its performance benchmark index to the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies by market capitalization.

CREDIT SUISSE BLUE CHIP FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

For the 12 months ended October 31, 2001, the Common Class and Class D shares of Credit Suisse Blue Chip Fund(1) (the "Fund") had losses of 29.66% and 29.34%, respectively, vs. a loss of 24.90% for the S&P 500 Index.(2)

The period was a very difficult one for the U.S. stock market, reflecting a weakening economy. A string of corporate-earnings disappointments, and a dimmer outlook for earnings over the intermediate term, weighed heavily on equities. Stocks of growth-oriented companies (e.g., technology companies) generally fared the worst. They had performed very strongly in the late 1990s, but fell back in 2000, as a steady rise in interest rates began to take its toll. Despite a sharp decline in short-term rates this year, investors appeared to continue to view growth stocks in particular as expensive, given the prevailing uncertainty.

The last two months of the period were particularly noteworthy. Stocks initially plummeted in the wake of the terrible events of September 11, but then had a positive October. The rebound was partly attributable to the Federal Reserve's interest-rate reductions in the last five weeks of the period, actions that lessened risk concerns.

The Fund had a loss for the period, hurt by the pullback in the market. The Fund also lagged its benchmark, which we largely attribute to the Fund's bias toward growth companies (we continued to target large companies that we expect to grow at a faster rate than the S&P 500). That notwithstanding, we intend to maintain a growth-oriented approach, in a disciplined manner, using research and quantitative analysis in an attempt to find companies we believe have the best long-term prospects.

Looking ahead to the next year, we expect to see continued volatility in a market vulnerable to disappointing economic and profit reports. However, we also believe that a confluence of positive forces might help support markets as 2002 progresses. Short-term interest rates have been dramatically reduced, energy costs have been trending down, and could fall further, and there have been encouraging developments on the U.S. war on terrorism. Provided these trends persist, investors could be more willing to embrace risk. For our part, we will continue to focus on stocks of large companies that we deem to have the best prospects over time.

Hugh Neuburger
Portfolio Manager

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
SUISSE BLUE CHIP FUND(1) COMMON SHARES AND THE S&P 500 INDEX(2) FROM INCEPTION (08/1/2000) AND AT EACH MONTH END. (UNAUDITED)

[CHART]

                                    Credit Suisse Blue Chip Fund(1)
                                            Common Shares                S&P 500 Index(2)
                                               $10,000                         $10,000
         Aug-00                                $10,709                         $10,621
         Sep-00                                $ 9,991                         $10,060
         Oct-00                                $ 9,987                         $10,018
         Nov-00                                $ 9,118                         $ 9,228
         Dec-00                                $ 9,234                         $ 9,273
         Jan-01                                $ 9,586                         $ 9,602
         Feb-01                                $ 8,575                         $ 8,726
         Mar-01                                $ 7,883                         $ 8,174
         Apr-01                                $ 8,589                         $ 8,809
         May-01                                $ 8,635                         $ 8,868
         Jun-01                                $ 8,287                         $ 8,652
         Jul-01                                $ 8,083                         $ 8,567
         Aug-01                                $ 7,521                         $ 8,031
         Sep-01                                $ 6,914                         $ 7,382
         Oct-01                                $ 7,025                         $ 7,523

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

1 YEAR                                      FROM INCEPTION
                                             (08/01/2000)
(29.66)%                                        (24.62)%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                              FUND
                                                                             ------
1 Year Total Return (9/30/00 to 9/30/01)                                     (30.80)%
Average Annual Total Return (08/1/2000 to 9/30/01)                           (27.17)%

----------
(1)  Name changed from DLJ Core Equity Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
SUISSE BLUE CHIP FUND(1) CLASS D SHARES AND THE S&P 500 INDEX(2) FROM INCEPTION (5/13/99) AND AT EACH MONTH END. (UNAUDITED)

[CHART]

                                  Credit Suisse Blue Chip Fund(1)
                                            Class D Shares                 S&P 500 Index(2)
                                               $10,000                         $10,000
         May-99                                $ 9,568                         $ 9,764
         Jun-99                                $10,113                         $10,307
         Jul-99                                $ 9,897                         $ 9,985
         Aug-99                                $ 9,892                         $ 9,935
         Sep-99                                $ 9,735                         $ 9,663
         Oct-99                                $10,442                         $10,275
         Nov-99                                $10,678                         $10,485
         Dec-99                                $11,541                         $11,101
         Jan-00                                $11,144                         $10,543
         Feb-00                                $11,192                         $10,344
         Mar-00                                $12,283                         $11,356
         Apr-00                                $11,896                         $11,014
         May-00                                $11,579                         $10,788
         Jun-00                                $12,188                         $11,054
         Jul-00                                $11,976                         $10,882
         Aug-00                                $12,840                         $11,557
         Sep-00                                $11,981                         $10,947
         Oct-00                                $11,976                         $10,901
         Nov-00                                $10,936                         $10,041
         Dec-00                                $11,075                         $10,090
         Jan-01                                $11,502                         $10,448
         Feb-01                                $10,293                         $ 9,496
         Mar-01                                $ 9,477                         $ 8,894
         Apr-01                                $10,326                         $ 9,585
         May-01                                $10,382                         $ 9,650
         Jun-01                                $ 9,965                         $ 9,415
         Jul-01                                $ 9,727                         $ 9,322
         Aug-01                                $ 9,050                         $ 8,739
         Sep-01                                $ 8,323                         $ 8,033
         Oct-01                                $ 8,462                         $ 8,186

AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (CLASS D SHARES)

1 YEAR                                      FROM INCEPTION
                                               (5/13/99)
(29.34)%                                         (6.54)%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                          PORTFOLIO
                                                                          ---------
1 Year Total Return (9/30/00 to 9/30/01)                                   (30.53)%
Average Annual Total Return (5/13/99 to 9/30/01)                            (7.41)%

----------
(1)  Name changed from DLJ Core Equity Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

For the 12 months ended October 31, 2001, the Common Class and Class D shares of Credit Suisse Large Cap Value Fund(1) (the "Fund") had losses of 10.51% and 10.30%, respectively, vs. a loss of 24.90% for the S&P 500 Index(2),(4) and a loss of 18.42% for the S&P Barra Value Index.(3),(4)

The period was a very difficult one for the U.S. stock market, hampered by a dimming economic and profit-growth picture. The selling pressure was broad-based, with technology stocks leading the decline. Areas perceived to be generally defensive, such as consumer staples and health care, performed relatively well. Overall, value stocks, which often fare better than growth shares in times of uncertainty, indeed outperformed their growth counterparts for the 12 months.

The Fund had a loss for the period, hurt by the poor environment for equities. However, the Fund outperformed the broader market as well as the value group (as measured by the Barra Value index cited above). We attribute that showing to our continued emphasis on companies we deem to be of higher quality, defined by factors such as relatively sound balance sheets. Amid a broad aversion to risk, such companies tended to outperform. The Fund was also helped by its underweighting in technology stocks through much of the period. On the negative side, holdings that hindered the Fund's relative showing included certain more-economically sensitive names.

Going forward, we expect market volatility to continue, given the risk factors associated with the country's ongoing war against terrorism and the possibility of economic recession. Along the same lines, we believe that the earnings picture is unlikely to brighten anytime soon. But looking out over the intermediate-to-longer term, we believe that various stimulus tools (e.g., the Federal Reserve's aggressive lowering of interest rates this year) aimed at shoring up the economy should pay off in due course. For our part, we will continue to focus on large-cap stocks of companies that we deem to have good potential for longer-term balance sheet and margin improvements.

Roger W. Vogel                Richard J. Hanlon             Robert E. Rescoe
Co-Portfolio Manager          Co-Portfolio Manager          Co-Portfolio Manager

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
SUISSE LARGE CAP VALUE FUND(1) COMMON SHARES, THE S&P 500 INDEX(2),(4) AND THE S&P BARRA VALUE INDEX(3),(4) FROM INCEPTION (8/01/00) AND AT EACH MONTH END. (UNAUDITED)

[CHART]

                             Credit Suisse Large Cap Value Fund(1)
                                        Common Shares                 S&P 500 Index(2),(4)     S&P Barra Value Index(3),(4)
                                          $10,000                          $10,000                      $10,000
           8/00                           $10,432                          $10,621                      $10,671
           9/00                           $10,530                          $10,060                      $10,668
          10/00                           $10,870                          $10,018                      $10,867
          11/00                           $10,602                          $ 9,228                      $10,311
          12/00                           $11,296                          $ 9,273                      $10,842
           1/01                           $11,126                          $ 9,602                      $11,299
           2/01                           $10,957                          $ 8,726                      $10,550
           3/01                           $10,585                          $ 8,174                      $10,134
           4/01                           $11,027                          $ 8,809                      $10,822
           5/01                           $11,236                          $ 8,868                      $10,935
           6/01                           $10,871                          $ 8,652                      $10,581
           7/01                           $10,799                          $ 8,567                      $10,398
           8/01                           $10,405                          $ 8,031                      $ 9,797
           9/01                           $ 9,747                          $ 7,382                      $ 8,866
          10/01                           $ 9,727                          $ 7,523                      $ 8,866

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

1 YEAR                                     FROM INCEPTION
                                              (8/01/00)
(10.51)%                                         (2.19)%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                           PORTFOLIO
                                                                           ---------
1 Year Total Return (9/30/00 to 9/30/01)                                    (7.44)%
Average Annual Total Return (8/01/00 to 9/30/01)                            (2.18)%

----------
(1)  Name changed from DLJ Growth & Income Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.
(3) In light of the Fund's value stock emphasis, effective May 1, 2001, the Fund has added the S&P Barra Value Index as a performance benchmark. The S&P Barra Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 500 Index that have lower price-to-book ratios.
(4) In light of fund's emphasis on value stocks, effective on or about November 15, 2001, the fund changed its performance benchmark to the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
SUISSE LARGE CAP VALUE FUND(1) CLASS D SHARES, THE S&P 500 INDEX(2),(4) AND THE S&P BARRA VALUE INDEX(3),(4) FROM INCEPTION (4/30/99) AND AT EACH MONTH END. (UNAUDITED)

[CHART]

                                      Credit Suisse Large Cap                  S&P 500           S&P Barra Value
                                   Value Fund(1) Class D Shares              Index(2),(4)          Index(3),(4)
                                               $10,000                         $10,000                  $10,000
           4/99                                $10,000                         $10,387                  $10,862
           5/99                                $ 9,651                         $10,142                  $10,670
           6/99                                $10,129                         $10,706                  $11,080
           7/99                                $10,062                         $10,371                  $10,739
           8/99                                $ 9,780                         $10,320                  $10,467
           9/99                                $ 9,422                         $10,037                  $10,058
          10/99                                $ 9,776                         $10,672                  $10,607
          11/99                                $ 9,835                         $10,891                  $10,545
          12/99                                $10,174                         $11,531                  $10,941
           1/00                                $ 9,792                         $10,952                  $10,593
           2/00                                $ 9,221                         $10,745                  $ 9,931
           3/00                                $10,006                         $11,796                  $10,967
           4/00                                $10,092                         $11,441                  $10,894
           5/00                                $10,290                         $11,206                  $10,928
           6/00                                $ 9,941                         $11,482                  $10,496
           7/00                                $ 9,665                         $11,303                  $10,706
           8/00                                $10,195                         $12,005                  $11,424
           9/00                                $10,298                         $11,371                  $11,421
          10/00                                $10,631                         $11,323                  $11,634
          11/00                                $10,368                         $10,430                  $11,039
          12/00                                $11,052                         $10,481                  $11,607
           1/01                                $10,886                         $10,853                  $12,097
           2/01                                $10,720                         $ 9,863                  $11,295
           3/01                                $10,359                         $ 9,239                  $10,849
           4/01                                $10,797                         $ 9,957                  $11,585
           5/01                                $11,006                         $10,023                  $11,707
           6/01                                $10,645                         $ 9,779                  $11,327
           7/01                                $10,578                         $ 9,683                  $11,132
           8/01                                $10,193                         $ 9,077                  $10,488
           9/01                                $ 9,550                         $ 8,344                  $ 9,492
          10/01                                $ 9,536                         $ 8,503                  $ 9,492

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (CLASS D SHARES)

1 YEAR                                     FROM INCEPTION
                                              (4/30/99)
(10.30)%                                         (1.88)%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                           PORTFOLIO
                                                                           ---------
1 Year Total Return (9/30/00 to 9/30/01)                                    (7.26)%
Average Annual Total Return (4/30/99 to 9/30/01)                            (1.88)%

----------
(1)  Name changed from DLJ Growth & Income Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.
(3) In light of the Fund's value stock emphasis, effective May 1, 2001, the Fund has added the S&P Barra Value Index as a performance benchmark. The S&P Barra Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 500 Index that have lower price-to-book ratios.
(4) In light of the fund's emphasis on value stocks, effective on or about November 15, 2001, the fund changed its performance benchmark to the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization.

CREDIT SUISSE STRATEGIC VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

For the 12 months ended October 31, 2001, the Common Class and Advisor shares of Credit Suisse Strategic Value Fund(1) (the "Fund") had losses of 5.14% and 5.63%, respectively, vs. a decline of 24.90% for the S&P 500 Index.(2)

The U.S. stock market fell dramatically in the period. The economic and profit-growth outlook steadily dimmed, causing investors to withdraw from risk in general. The selloff was broad-based, although certain sectors that tend to offer more stable earnings, such as consumer staples and health care, held up relatively well. Technology stocks were among the poorest performers. Overall, value stocks, which often outperform growth stocks in times of uncertainty, indeed fared better than their growth counterparts.

Against this backdrop, the Fund had a loss, hindered by the harsh environment for equities. The Fund handily outperformed its benchmark, however, aided by the outperformance of value stocks broadly and by good stock selection. Stocks that supported the Fund's showing included its financial-services, energy and food holdings. The Fund was also helped by its underweighting in technology and telecommunications stocks (and while telecom shares in general had sharp losses for the 12 months, the Fund's exposure was largely limited to Baby Bell stocks that performed relatively well).

In terms of sector allocation, the Fund remained fairly well-diversified. We maintained significant weightings in the financial-services, retail, food & beverage, health-care and industrial sectors, where we continued to see what we believe are good values. The Fund's exposure to these areas also reflected our desire to maintain a "barbell" sector strategy, holding a mix of what we deem to be defensive companies along with cyclical-type stocks that could enjoy significant appreciation when the economy does begin to recover.

Elsewhere of note, the Fund's underweighting in the technology segment was based on the risk we continued to see there. However, we will not hesitate to raise the Fund's exposure when the sector's valuations and earnings profiles become more compelling from our perspective as value investors.

Going forward, although the timing of an economic recovery has become even harder to ascertain in the wake of September's atrocities, we believe that a potentially sustainable upturn could come sooner rather than later. Barring unfavorable developments related to, for example, the ongoing October 31, 2001 U.S. military actions, we believe that coordinated global stimulus efforts--including the use of various monetary and fiscal tools--will begin to pay off perhaps as early as the first quarter of 2002. In any event, we will continue to look for stocks that we believe are undervalued and that stand to be favorably reassessed in the market over time.

Roger W. Vogel                Richard J. Hanlon             Robert E. Rescoe
Co-Portfolio Manager          Co-Portfolio Manager          Co-Portfolio Manager

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
SUISSE STRATEGIC VALUE FUND(1) COMMON SHARES AND THE S&P 500 INDEX(2) FOR TEN YEARS AND AT EACH MONTH END. (UNAUDITED)

[CHART]

                                       Credit Suisse Strategic
                                      Value Fund(1) Common Shares          S&P 500 Index(2)
          11/91                                $ 9,465                         $ 9,596
          12/91                                $10,308                         $10,693
           1/92                                $10,282                         $10,494
           2/92                                $10,581                         $10,629
           3/92                                $10,493                         $10,423
           4/92                                $10,661                         $10,729
           5/92                                $10,846                         $10,782
           6/92                                $10,661                         $10,621
           7/92                                $10,935                         $11,055
           8/92                                $10,608                         $10,828
           9/92                                $10,732                         $10,954
          10/92                                $10,750                         $10,992
          11/92                                $10,901                         $11,367
          12/92                                $11,191                         $11,507
           1/93                                $11,369                         $11,603
           2/93                                $11,716                         $11,761
           3/93                                $12,510                         $12,009
           4/93                                $13,510                         $11,718
           5/93                                $14,618                         $12,031
           6/93                                $14,753                         $12,066
           7/93                                $14,995                         $12,017
           8/93                                $14,977                         $12,473
           9/93                                $14,439                         $12,377
          10/93                                $14,763                         $12,633
          11/93                                $14,250                         $12,513
          12/93                                $15,196                         $12,664
           1/94                                $15,724                         $13,095
           2/94                                $16,346                         $12,740
           3/94                                $16,453                         $12,184
           4/94                                $16,087                         $12,341
           5/94                                $16,276                         $12,543
           6/94                                $15,828                         $12,236
           7/94                                $16,205                         $12,637
           8/94                                $17,135                         $13,155
           9/94                                $17,111                         $12,833
          10/94                                $17,065                         $13,123
          11/94                                $16,276                         $12,645
          12/94                                $16,350                         $12,832
           1/95                                $16,446                         $13,166
           2/95                                $16,926                         $13,679
           3/95                                $17,468                         $14,083
           4/95                                $17,517                         $14,497
           5/95                                $17,962                         $15,077
           6/95                                $18,269                         $15,427
           7/95                                $19,188                         $15,939
           8/95                                $19,815                         $15,980
           9/95                                $19,556                         $16,652
          10/95                                $18,764                         $16,592
          11/95                                $19,968                         $17,321
          12/95                                $19,689                         $17,655
           1/96                                $20,917                         $18,255
           2/96                                $20,777                         $18,425
           3/96                                $20,946                         $18,602
           4/96                                $21,279                         $18,875
           5/96                                $21,419                         $19,362
           6/96                                $19,881                         $19,436
           7/96                                $18,380                         $18,577
           8/96                                $19,112                         $18,968
           9/96                                $18,850                         $20,036
          10/96                                $19,018                         $20,588
          11/96                                $20,174                         $22,145
          12/96                                $19,456                         $21,706
           1/97                                $20,279                         $23,063
           2/97                                $20,575                         $23,243
           3/97                                $19,803                         $22,288
           4/97                                $20,435                         $23,619
           5/97                                $21,853                         $25,057
           6/97                                $22,662                         $26,183
           7/97                                $24,434                         $28,264
           8/97                                $23,852                         $26,680
           9/97                                $25,104                         $28,143
          10/97                                $24,055                         $27,203
          11/97                                $24,690                         $28,463
          12/97                                $25,344                         $28,949
           1/98                                $25,514                         $29,270
           2/98                                $27,221                         $31,381
           3/98                                $28,305                         $32,987
           4/98                                $28,443                         $33,321
           5/98                                $28,349                         $32,749
           6/98                                $28,619                         $34,079
           7/98                                $27,863                         $33,714
           8/98                                $23,756                         $28,844
           9/98                                $24,497                         $30,686
          10/98                                $26,244                         $33,183
          11/98                                $27,790                         $35,196
          12/98                                $28,548                         $37,223
           1/99                                $28,708                         $38,778
           2/99                                $27,991                         $37,574
           3/99                                $28,254                         $39,077
           4/99                                $31,500                         $40,590
           5/99                                $31,869                         $39,631
           6/99                                $32,914                         $41,835
           7/99                                $31,762                         $40,527
           8/99                                $31,120                         $40,327
           9/99                                $30,227                         $39,222
          10/99                                $30,387                         $41,704
          11/99                                $30,226                         $42,557
          12/99                                $30,184                         $45,059
           1/00                                $27,784                         $42,795
           2/00                                $26,109                         $41,986
           3/00                                $29,542                         $46,093
           4/00                                $29,708                         $44,707
           5/00                                $30,804                         $43,790
           6/00                                $29,341                         $44,869
           7/00                                $29,423                         $44,168
           8/00                                $31,415                         $46,910
           9/00                                $31,387                         $44,434
          10/00                                $32,196                         $44,246
          11/00                                $30,741                         $40,757
          12/00                                $32,961                         $40,957
           1/01                                $33,663                         $42,410
           2/01                                $33,663                         $38,543
           3/01                                $32,558                         $36,101
           4/01                                $34,206                         $38,907
           5/01                                $35,249                         $39,167
           6/01                                $34,008                         $38,214
           7/01                                $33,791                         $37,838
           8/01                                $32,868                         $35,469
           9/01                                $30,324                         $32,605
          10/01                                $30,543                         $33,227

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

1 YEAR                              3 YEAR                        5 YEAR              10 YEAR
(5.14)%                              5.19%                         9.94%                11.81%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                        PORTFOLIO
                                                                        ---------
1 Year Total Return (9/30/00 to 9/30/01)                                    (3.39)%
3 Year Annual Total Return (9/30/98 to 9/30/01)                              7.38%
5 Year Annual Total Return (9/30/96 to 9/30/01)                              9.98%
10 Year Annual Total Return (9/30/91 to 9/30/01)                            11.69%
Average Annual Total Return (10/6/88 to 9/30/01)                            11.68%

----------
(1)  Name changed from Warburg Pincus Value Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
SUISSE STRATEGIC VALUE FUND(1) ADVISOR SHARES AND THE S&P 500 INDEX(2) FROM INCEPTION (5/15/95) AND AT EACH MONTH END. (UNAUDITED)

[CHART]

                                      Credit Suisse Strategic
                                    Value Fund(1) Advisor Shares          S&P 500 Index(2)
                                               $10,000                         $10,000
           5/95                                $10,254                         $10,400
           6/95                                $10,423                         $10,641
           7/95                                $10,940                         $10,995
           8/95                                $11,291                         $11,023
           9/95                                $11,145                         $11,487
          10/95                                $10,687                         $11,446
          11/95                                $11,374                         $11,948
          12/95                                $11,212                         $12,178
           1/96                                $11,904                         $12,593
           2/96                                $11,824                         $12,709
           3/96                                $11,909                         $12,831
           4/96                                $12,092                         $13,020
           5/96                                $12,171                         $13,356
           6/96                                $11,293                         $13,407
           7/96                                $10,440                         $12,814
           8/96                                $10,848                         $13,084
           9/96                                $10,697                         $13,821
          10/96                                $10,793                         $14,202
          11/96                                $11,441                         $15,276
          12/96                                $11,033                         $14,973
           1/97                                $11,492                         $15,909
           2/97                                $11,660                         $16,033
           3/97                                $11,214                         $15,374
           4/97                                $11,572                         $16,292
           5/97                                $12,374                         $17,285
           6/97                                $12,824                         $18,061
           7/97                                $13,827                         $19,497
           8/97                                $13,490                         $18,404
           9/97                                $14,193                         $19,413
          10/97                                $13,599                         $18,765
          11/97                                $13,951                         $19,634
          12/97                                $14,323                         $19,969
           1/98                                $14,410                         $20,190
           2/98                                $15,375                         $21,646
           3/98                                $15,975                         $22,755
           4/98                                $16,053                         $22,985
           5/98                                $15,992                         $22,590
           6/98                                $16,138                         $23,508
           7/98                                $15,712                         $23,256
           8/98                                $13,386                         $19,897
           9/98                                $13,800                         $21,167
          10/98                                $14,785                         $22,890
          11/98                                $15,658                         $24,278
          12/98                                $16,077                         $25,676
           1/99                                $16,158                         $26,749
           2/99                                $15,744                         $25,918
           3/99                                $15,889                         $26,955
           4/99                                $17,705                         $27,999
           5/99                                $17,912                         $27,338
           6/99                                $18,477                         $28,858
           7/99                                $17,828                         $27,956
           8/99                                $17,459                         $27,818
           9/99                                $16,953                         $27,055
          10/99                                $17,034                         $28,767
          11/99                                $16,935                         $29,356
          12/99                                $16,905                         $31,082
           1/00                                $15,551                         $29,520
           2/00                                $14,613                         $28,962
           3/00                                $16,527                         $31,795
           4/00                                $16,620                         $30,839
           5/00                                $17,221                         $30,206
           6/00                                $16,393                         $30,951
           7/00                                $16,439                         $30,467
           8/00                                $17,540                         $32,359
           9/00                                $17,523                         $30,650
          10/00                                $17,963                         $30,521
          11/00                                $17,140                         $28,115
          12/00                                $18,379                         $28,252
           1/01                                $18,756                         $29,254
           2/01                                $18,756                         $26,587
           3/01                                $18,131                         $24,903
           4/01                                $19,036                         $26,838
           5/01                                $19,603                         $27,018
           6/01                                $18,917                         $26,360
           7/01                                $18,783                         $26,101
           8/01                                $18,257                         $24,467
           9/01                                $16,846                         $22,491
          10/01                                $16,954                         $22,920

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (ADVISOR SHARES)

1 YEAR                               3 YEAR                       5 YEAR              FROM INCEPTION
                                                                                         (5/15/95)
(5.63)%                                4.67%                        9.45%                    8.13%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                          PORTFOLIO
                                                                          ---------
1 Year Total Return (9/30/00 to 9/30/01)                                    (3.87)%
3 Year Annual Total Return (9/30/98 to 9/30/01)                              6.87%
5 Year Annual Total Return (9/30/96 to 9/30/01)                              9.50%
Average Annual Total Return (5/15/95 to 9/30/01)                            11.44%

----------
(1)  Name changed from Warburg Pincus Value Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

CREDIT SUISSE BALANCED FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

For the 12 months ended October 31, 2001, the Common Class and Advisor shares of Credit Suisse Balanced Fund(1) (the "Fund") had losses of 13.67% and 13.87%, respectively, vs. a loss of 24.90% for the S&P 500 Index(2), a loss of 8.75% for the Lipper Balanced Funds Index,(3) and a gain of 14.25% for the Lehman Brothers Intermediate Government/Corporate Bond Index.(4)

The period was a poor one for stocks and a good one for bonds. Stocks continued along the downward path they started on early in 2000, dampened by a flow of disappointing economic and profit news. Despite the Federal Reserve's ("Fed") efforts to boost the economy with interest-rate cuts--short-term rates fell by 400 basis points between January and October of 2001--investors remained wary of risk.

The risk-aversion mindset, however, benefited bonds, as did the lowering of rates. Those factors proved to be powerful catalysts for fixed-income securities, at least high-quality securities such as Treasuries and investment-grade corporate bonds. Lower-quality (high-yield) bonds generally had lackluster results for the 12 months, hindered by worries over the economy and by the uncertainty brought by the terrorist attacks on New York and Washington, D.C. late in the period.

The Fund had a loss for the period. We maintained a roughly 60/40 allocation between stocks and bonds, and the weakness in the former overwhelmed the positive performance of the latter. The poorest performers within the Fund's stock portfolio were its technology and telecommunications holdings, reflecting a very difficult environment for technology shares broadly.

While our fixed-income holdings contributed positively to the Fund's return for the 12 months in absolute terms, we held certain high-yield bonds that hurt the Fund on a relative-performance basis. These included high-yield corporate bonds as well as specific foreign bonds, such as an Argentine government issue that declined on concerns over the country's stalled financial reforms. That aside, we continue to have a positive long-term view on high-yield debt and intend to maintain our exposure.

Looking over the next year, we believe that economic weakness could linger for at least a few months more. However, we also believe certain forces stand to right the economy and financial markets in due course. Foremost in our view is the extraordinary liquidity that the Fed has been supplying to the financial system--and the Fed seems keen to take further action until growth resumes. In addition, we expect to see catalysts on the fiscal front in the form of spending packages as well as tax cuts. A recent decline and stabilization of energy costs could be an added plus, in our view. For our part, we will maintain what we deem to be a diversified portfolio of stocks and bonds with the potential to provide competitive total returns over time.

Roger W. Vogel, Co-Portfolio Manager
Jo Ann Corkran, Co-Portfolio Manager
Gregg M. Diliberto, Co-Portfolio Manager
Leland Crabbe, Co-Portfolio Manager
Jose A. Rodriguez, Co-Portfolio Manager

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS. HIGH-YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISK THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
SUISSE BALANCED FUND(1) COMMON SHARES, THE S&P 500 INDEX,(2) THE LIPPER BALANCED FUNDS INDEX(3) AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX(4) FOR TEN YEARS AND AT EACH MONTH END. (UNAUDITED)

[CHART]

                        Credit Suisse Balanced Fund(1)                     Lipper Balanced      Lehman Brothers Intermediate
                               Common Shares          S&P 500 Index(2)      Funds Index(3)      Gov't/Corporate Bond Index(4)
    10/91                          $10,000               $10,000             $10,000                        $10,000
    11/91                          $ 9,656               $ 9,596             $ 9,780                        $10,100
    12/91                          $10,526               $10,693             $10,519                        $10,440
     1/92                          $10,265               $10,494             $10,431                        $10,286
     2/92                          $10,378               $10,629             $10,556                        $10,340
     3/92                          $10,231               $10,423             $10,396                        $10,284
     4/92                          $10,336               $10,729             $10,508                        $10,345
     5/92                          $10,440               $10,782             $10,644                        $10,546
     6/92                          $10,300               $10,621             $10,562                        $10,700
     7/92                          $10,697               $11,055             $10,872                        $10,974
     8/92                          $10,601               $10,828             $10,771                        $11,072
     9/92                          $10,856               $10,954             $10,895                        $11,223
    10/92                          $10,936               $10,992             $10,896                        $11,052
    11/92                          $11,291               $11,367             $11,145                        $11,042
    12/92                          $11,318               $11,507             $11,305                        $11,232
     1/93                          $11,504               $11,603             $11,456                        $11,477
     2/93                          $11,576               $11,761             $11,597                        $11,715
     3/93                          $11,730               $12,009             $11,837                        $11,755
     4/93                          $11,647               $11,718             $11,746                        $11,845
     5/93                          $11,802               $12,031             $11,952                        $11,839
     6/93                          $11,802               $12,066             $12,079                        $12,108
     7/93                          $11,864               $12,017             $12,127                        $12,185
     8/93                          $12,219               $12,473             $12,494                        $12,465
     9/93                          $12,198               $12,377             $12,521                        $12,508
    10/93                          $12,430               $12,633             $12,650                        $12,559
    11/93                          $12,440               $12,513             $12,447                        $12,418
    12/93                          $12,532               $12,664             $12,656                        $12,472
     1/94                          $12,859               $13,095             $12,987                        $12,659
     2/94                          $12,602               $12,740             $12,733                        $12,384
     3/94                          $12,240               $12,184             $12,270                        $12,081
     4/94                          $12,429               $12,341             $12,297                        $11,982
     5/94                          $12,570               $12,543             $12,392                        $11,960
     6/94                          $12,429               $12,236             $12,177                        $11,932
     7/94                          $12,654               $12,637             $12,452                        $12,170
     8/94                          $13,058               $13,155             $12,764                        $12,175
     9/94                          $12,904               $12,833             $12,533                        $11,991
    10/94                          $12,701               $13,123             $12,572                        $11,978
    11/94                          $12,677               $12,645             $12,280                        $11,956
    12/94                          $12,699               $12,832             $12,398                        $12,035
     1/95                          $12,755               $13,166             $12,552                        $12,266
     2/95                          $13,348               $13,679             $12,917                        $12,551
     3/95                          $13,423               $14,083             $13,146                        $12,635
     4/95                          $13,721               $14,497             $13,392                        $12,811
     5/95                          $13,991               $15,077             $13,821                        $13,348
     6/95                          $14,546               $15,427             $14,066                        $13,455
     7/95                          $15,303               $15,939             $14,363                        $13,403
     8/95                          $15,874               $15,980             $14,475                        $13,574
     9/95                          $16,061               $16,652             $14,821                        $13,712
    10/95                          $15,688               $16,592             $14,783                        $13,914
    11/95                          $16,418               $17,321             $15,243                        $14,143
    12/95                          $16,703               $17,655             $15,483                        $14,351
     1/96                          $17,183               $18,255             $15,762                        $14,440
     2/96                          $17,212               $18,425             $15,770                        $14,134
     3/96                          $17,236               $18,602             $15,829                        $14,016
     4/96                          $17,703               $18,875             $15,934                        $13,920
     5/96                          $18,096               $19,362             $16,097                        $13,896
     6/96                          $17,664               $19,436             $16,151                        $14,082
     7/96                          $16,888               $18,577             $15,735                        $14,115
     8/96                          $17,459               $18,968             $15,983                        $14,080
     9/96                          $17,992               $20,036             $16,576                        $14,330
    10/96                          $18,213               $20,588             $16,927                        $14,665
    11/96                          $18,801               $22,145             $17,716                        $14,935
    12/96                          $18,858               $21,706             $17,504                        $14,768
     1/97                          $19,246               $23,063             $18,045                        $14,786
     2/97                          $19,096               $23,243             $18,112                        $14,817
     3/97                          $18,674               $22,288             $17,586                        $14,641
     4/97                          $18,975               $23,619             $18,115                        $14,855
     5/97                          $19,950               $25,057             $18,856                        $14,994
     6/97                          $20,574               $26,183             $19,481                        $15,174
     7/97                          $21,751               $28,264             $20,591                        $15,638
     8/97                          $21,479               $26,680             $19,939                        $15,463
     9/97                          $22,652               $28,143             $20,733                        $15,706
    10/97                          $21,759               $27,203             $20,356                        $15,957
    11/97                          $21,638               $28,463             $20,730                        $16,041
    12/97                          $21,943               $28,949             $21,057                        $16,209
     1/98                          $21,892               $29,270             $21,207                        $16,438
     2/98                          $22,880               $31,381             $22,049                        $16,405
     3/98                          $23,378               $32,987             $22,723                        $16,455
     4/98                          $23,764               $33,321             $22,882                        $16,538
     5/98                          $23,529               $32,749             $22,651                        $16,715
     6/98                          $23,971               $34,079             $23,069                        $16,886
     7/98                          $23,803               $33,714             $22,799                        $16,899
     8/98                          $21,623               $28,844             $20,835                        $17,229
     9/98                          $22,254               $30,686             $21,734                        $17,722
    10/98                          $22,918               $33,183             $22,547                        $17,597
    11/98                          $23,699               $35,196             $23,372                        $17,702
    12/98                          $24,216               $37,223             $24,234                        $17,745
     1/99                          $24,531               $38,778             $24,622                        $17,871
     2/99                          $23,662               $37,574             $24,030                        $17,446
     3/99                          $24,045               $39,077             $24,623                        $17,533
     4/99                          $25,515               $40,590             $25,429                        $17,576
     5/99                          $25,737               $39,631             $25,037                        $17,395
     6/99                          $26,658               $41,835             $25,729                        $17,341
     7/99                          $26,135               $40,527             $25,248                        $17,293
     8/99                          $25,762               $40,327             $24,983                        $17,279
     9/99                          $25,553               $39,222             $24,663                        $17,435
    10/99                          $26,041               $41,704             $25,377                        $17,480
    11/99                          $26,341               $42,557             $25,650                        $17,470
    12/99                          $27,581               $45,059             $26,409                        $17,364
     1/00                          $26,602               $42,795             $25,746                        $17,359
     2/00                          $26,581               $41,986             $25,684                        $17,577
     3/00                          $28,200               $46,093             $27,196                        $17,831
     4/00                          $27,901               $44,707             $26,698                        $17,743
     5/00                          $27,923               $43,790             $26,447                        $17,727
     6/00                          $28,093               $44,869             $26,869                        $18,089
     7/00                          $27,835               $44,168             $26,796                        $18,281
     8/00                          $29,085               $46,910             $27,992                        $18,539
     9/00                          $27,872               $44,434             $27,402                        $18,609
    10/00                          $28,262               $44,246             $27,378                        $18,725
    11/00                          $26,747               $40,757             $26,385                        $19,046
    12/00                          $27,392               $40,957             $27,040                        $19,421
     1/01                          $28,959               $42,410             $27,614                        $19,747
     2/01                          $27,948               $38,543             $26,542                        $19,951
     3/01                          $26,405               $36,101             $25,685                        $20,042
     4/01                          $28,032               $38,907             $26,763                        $19,892
     5/01                          $28,312               $39,167             $27,001                        $20,007
     6/01                          $27,669               $38,214             $26,606                        $20,103
     7/01                          $26,953               $37,838             $26,569                        $20,604
     8/01                          $25,753               $35,469             $25,812                        $20,868
     9/01                          $23,912               $32,605             $24,572                        $21,060
    10/01                          $24,400               $33,227             $24,983                        $21,594

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

1 YEAR                             3 YEAR                             5 YEAR               10 YEAR
(13.67)%                             2.10%                              6.02%                 9.33%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                          PORTFOLIO
                                                                          ---------
1 Year Total Return (9/30/00 to 9/30/01)                                   (14.21)%
3 Year Annual Total Return (9/30/98 to 9/30/01)                              2.41%
5 Year Annual Total Return (9/30/96 to 9/30/01)                              5.85%
10 Year Annual Total Return (9/30/91 to 9/30/01)                             9.23%
Average Annual Total Return (10/6/88 to 9/30/01)                            10.11%

----------
(1)  Name changed from Warburg Pincus Balanced Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.
(3) The Lipper Balanced Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Inc.
(4) The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers Inc.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE BALANCED FUND(1) ADVISOR SHARES, THE S&P 500 INDEX,(2) THE LIPPER BALANCED FUNDS INDEX(3) AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX(4) FROM INCEPTION (7/31/95) AND AT EACH MONTH END. (UNAUDITED)

[CHART]

               Credit Suisse Balanced Fund(1)                     Lipper Balanced     Lehman Brothers Intermediate
                 Advisor Shares                S&P 500 Index(2)    Funds Index(3)       Gov't./Corp Bond Index(4)
     7/95               $10,000                     $10,000            $10,000                $10,000
     8/95               $10,383                     $10,025            $10,078                $10,128
     9/95               $10,494                     $10,447            $10,319                $10,231
    10/95               $10,242                     $10,410            $10,293                $10,381
    11/95               $10,728                     $10,867            $10,613                $10,552
    12/95               $10,903                     $11,076            $10,780                $10,707
     1/96               $11,215                     $11,453            $10,974                $10,774
     2/96               $11,235                     $11,559            $10,979                $10,545
     3/96               $11,242                     $11,670            $11,021                $10,457
     4/96               $11,547                     $11,842            $11,094                $10,385
     5/96               $11,803                     $12,147            $11,208                $10,368
     6/96               $11,518                     $12,194            $11,244                $10,506
     7/96               $11,013                     $11,655            $10,955                $10,531
     8/96               $11,376                     $11,900            $11,128                $10,505
     9/96               $11,723                     $12,570            $11,541                $10,692
    10/96               $11,867                     $12,917            $11,785                $10,941
    11/96               $12,250                     $13,894            $12,334                $11,143
    12/96               $12,282                     $13,618            $12,187                $11,019
     1/97               $12,524                     $14,469            $12,564                $11,032
     2/97               $12,436                     $14,582            $12,610                $11,055
     3/97               $12,154                     $13,983            $12,244                $10,924
     4/97               $12,340                     $14,818            $12,612                $11,084
     5/97               $12,974                     $15,720            $13,128                $11,187
     6/97               $13,374                     $16,427            $13,564                $11,321
     7/97               $14,139                     $17,732            $14,336                $11,668
     8/97               $13,952                     $16,739            $13,882                $11,537
     9/97               $14,714                     $17,656            $14,435                $11,718
    10/97               $14,134                     $17,066            $14,172                $11,906
    11/97               $14,055                     $17,857            $14,433                $11,968
    12/97               $14,245                     $18,162            $14,661                $12,094
     1/98               $14,191                     $18,363            $14,765                $12,264
     2/98               $14,832                     $19,688            $15,351                $12,240
     3/98               $15,160                     $20,696            $15,821                $12,277
     4/98               $15,399                     $20,905            $15,931                $12,339
     5/98               $15,247                     $20,546            $15,771                $12,471
     6/98               $15,514                     $21,381            $16,061                $12,599
     7/98               $15,404                     $21,151            $15,873                $12,609
     8/98               $13,990                     $18,096            $14,506                $12,855
     9/98               $14,399                     $19,252            $15,132                $13,222
    10/98               $14,829                     $20,818            $15,698                $13,129
    11/98               $15,324                     $22,081            $16,272                $13,207
    12/98               $15,661                     $23,353            $16,873                $13,240
     1/99               $15,852                     $24,329            $17,142                $13,334
     2/99               $15,289                     $23,573            $16,730                $13,017
     3/99               $15,537                     $24,516            $17,143                $13,081
     4/99               $16,475                     $25,465            $17,705                $13,114
     5/99               $16,620                     $24,864            $17,432                $12,978
     6/99               $17,220                     $26,246            $17,914                $12,938
     7/99               $16,869                     $25,426            $17,579                $12,902
     8/99               $16,628                     $25,300            $17,394                $12,892
     9/99               $16,483                     $24,607            $17,171                $13,008
    10/99               $16,811                     $26,164            $17,669                $13,042
    11/99               $16,993                     $26,699            $17,859                $13,034
    12/99               $17,795                     $28,269            $18,387                $12,955
     1/00               $17,161                     $26,849            $17,925                $12,951
     2/00               $17,148                     $26,341            $17,882                $13,114
     3/00               $18,195                     $28,918            $18,935                $13,303
     4/00               $18,002                     $28,048            $18,588                $13,238
     5/00               $18,002                     $27,473            $18,413                $13,226
     6/00               $18,074                     $28,150            $18,707                $13,496
     7/00               $17,908                     $27,710            $18,656                $13,639
     8/00               $18,700                     $29,430            $19,489                $13,832
     9/00               $17,924                     $27,877            $19,078                $13,884
    10/00               $18,146                     $27,759            $19,062                $13,971
    11/00               $17,171                     $25,570            $18,370                $14,210
    12/00               $17,580                     $25,695            $18,826                $14,490
     1/01               $18,586                     $26,607            $19,226                $14,733
     2/01               $17,920                     $24,181            $18,479                $14,885
     3/01               $16,935                     $22,649            $17,883                $14,954
     4/01               $17,980                     $24,409            $18,633                $14,842
     5/01               $18,143                     $24,573            $18,799                $14,927
     6/01               $17,733                     $23,975            $18,524                $14,999
     7/01               $17,258                     $23,739            $18,498                $15,372
     8/01               $16,488                     $22,253            $17,971                $15,570
     9/01               $15,316                     $20,456            $17,108                $15,713
    10/01               $15,630                     $20,846            $17,394                $16,112

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (ADVISOR SHARES)

1 YEAR                               3 YEAR                        5 YEAR                     FROM INCEPTION
                                                                                                 (7/31/95)
(13.87)%                               1.77%                         5.67%                           10.04%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                          PORTFOLIO
                                                                          ---------
1 Year Total Return (9/30/00 to 9/30/01)                                   (14.55)%
3 Year Annual Total Return (9/30/98 to 9/30/01)                              2.08%
5 Year Annual Total Return (9/30/96 to 9/30/01)                              5.50%
Average Annual Total Return (7/31/95 to 9/30/01)                             9.94%

----------
(1)  Name changed from Warburg Pincus Balanced Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.
(3) The Lipper Balanced Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Inc.
(4) The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers Inc.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
COMMON STOCKS (96.7%)
ALCOHOL (1.4%)
    Anheuser-Busch Companies, Inc.                              303,900     $ 12,660,474
                                                                            ------------

BANKS (6.5%)
    Citigroup, Inc.                                             776,766       35,358,388
    PNC Financial Services Group                                174,300        9,569,070
    Wells Fargo & Co.                                           246,400        9,732,800
    Zions Bancorp.                                              109,400        5,242,448
                                                                            ------------
                                                                              59,902,706
                                                                            ------------
COMPUTER HARDWARE & BUSINESS MACHINES (3.7%)
    Brocade Communications Systems, Inc.(1)                     430,700       10,573,685
    Cisco Systems, Inc.(1)                                      766,200       12,964,104
    Dell Computer Corp.(1)                                      463,000       11,102,740
                                                                            ------------
                                                                              34,640,529
                                                                            ------------
COMPUTER SOFTWARE (7.5%)
    International Business Machines Corp.                       128,300       13,865,381
    Microsoft Corp.(1)                                          723,100       42,048,265
    SAP AG ADR                                                  236,700        6,083,190
    VERITAS Software Corp.(1)                                   251,900        7,148,922
                                                                            ------------
                                                                              69,145,758
                                                                            ------------
DRUGS (13.3%)
    American Home Products Corp.                                389,500       21,745,785
    Genentech, Inc.(1)                                          224,300       11,719,675
    IDEC Pharmaceuticals Corp.(1)                               219,100       13,141,618
    King Pharmaceuticals, Inc.(1)                               528,933       20,623,098
    Pfizer, Inc.                                                904,975       37,918,452
    Pharmacia Corp.                                             237,828        9,636,791
    Watson Pharmaceuticals, Inc.(1)                             176,700        8,425,056
                                                                            ------------
                                                                             123,210,475
                                                                            ------------
ELECTRICAL UTILITY (1.5%)
    Duke Energy Corp.                                           366,000       14,058,060

ELECTRONIC EQUIPMENT (4.6%)
    Comverse Technology, Inc.(1)                                360,600        6,782,886
    Danaher Corp.                                               263,300       14,676,342
    Harris Corp.                                                 62,800        2,152,784
    QUALCOMM, Inc.(1)                                           275,400       13,527,648
    Teradyne, Inc.(1)                                           220,300        5,077,915
                                                                            ------------
                                                                              42,217,575
                                                                            ------------
ENTERTAINMENT (3.0%)
    Viacom, Inc. Class B(1)                                     764,492       27,911,603
                                                                            ------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
FINANCIAL SERVICES (5.5%)
    Freddie Mac                                                 394,700     $ 26,768,554
    General Electric Co.                                        668,400       24,336,444
                                                                            ------------
                                                                              51,104,998
                                                                            ------------
FOOD & BEVERAGE (1.5%)
    PepsiCo, Inc.                                               288,100       14,033,351
                                                                            ------------
INDUSTRIAL PARTS (4.6%)
    Tyco International, Ltd.                                    664,700       32,663,358
    United Technologies Corp.                                   184,600        9,948,094
                                                                            ------------
                                                                              42,611,452
                                                                            ------------
INFORMATION SERVICE (4.9%)
    AOL Time Warner, Inc.(1)                                    725,700       22,649,097
    Omnicom Group, Inc.                                         165,000       12,668,700
    Openwave Systems, Inc.(1)                                   488,900        3,779,197
    VeriSign, Inc.(1)                                           169,900        6,576,829
                                                                            ------------
                                                                              45,673,823
                                                                            ------------
MEDIA (7.0%)
    Comcast Corp. Special Class A(1)                            671,500       24,066,560
    Crown Media Holdings, Inc. Class A(1)                       326,900        3,360,532
    Fox Entertainment Group, Inc. Class A(1)                    766,100       16,861,861
    Liberty Media Corp. Class A(1)                            1,730,300       20,227,207
                                                                            ------------
                                                                              64,516,160
                                                                            ------------
MEDICAL PRODUCTS & SUPPLIES (9.2%)
    Abbott Laboratories                                         518,500       27,470,130
    Baxter International, Inc.                                  264,400       12,789,028
    Biomet, Inc.(1)                                             196,300        5,987,150
    Johnson & Johnson                                           356,882       20,667,037
    Medtronic, Inc.                                             440,500       17,752,150
                                                                            ------------
                                                                              84,665,495
                                                                            ------------
MEDICAL PROVIDERS & SERVICES (1.9%)
    HCA - The Healthcare Co.                                    435,400       17,267,964
                                                                            ------------
OIL REFINING (2.2%)
    Conoco, Inc.                                                807,300       20,747,610
                                                                            ------------
PROPERTY & CASUALTY INSURANCE (6.4%)
    American International Group, Inc.                          483,021       37,965,451
    Berkshire Hathaway, Inc. Class B(1)                           8,990       21,162,460
                                                                            ------------
                                                                              59,127,911
                                                                            ------------
SEMICONDUCTOR (7.3%)
    Analog Devices, Inc.(1)                                     357,000       13,566,000
    Intel Corp.                                               1,207,300       29,482,266
    Marvell Technology Group, Ltd.(1)                           412,900       10,049,986
    Novellus Systems, Inc.(1)                                   124,800        4,122,144
    Texas Instruments, Inc.                                     384,700       10,767,753
                                                                            ------------
                                                                              67,988,149
                                                                            ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)
October 31, 2001

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
SPECIALTY RETAIL (2.4%)
    CVS Corp.                                                   159,200     $  3,804,880
    Home Depot, Inc.                                            468,450       17,908,843
                                                                            ------------
                                                                              21,713,723
                                                                            ------------
TELEPHONE (1.2%)
    SBC Communications, Inc.                                    181,700        6,924,587
    WorldCom, Inc. - WorldCom Group(1)                          317,000        4,263,650
                                                                            ------------
                                                                              11,188,237
                                                                            ------------
WIRELESS TELECOMMUNICATIONS (1.1%)
    Sprint Corp. (PCS Group)(1)                                 465,100       10,371,730
                                                                            ------------

TOTAL COMMON STOCKS (Cost $972,351,602)                                      894,757,783
                                                                            ------------
PREFERRED STOCK (0.0%)
NON-CONVERTIBLE PREFERRED STOCK (0.0%)
    Fresenius National Medical Care Class D(1)
      (Cost $18,553)                                             90,000            3,600
                                                                            ------------
RIGHTS (0.0%)
ENERGY (0.0%)
    Bonneville Pacific Corp.(1) (Cost $0)                        16,883                0
                                                                            ------------
                                                                  PAR
                                                                 (000)
                                                                 -----
SHORT-TERM INVESTMENT (3.4%)
    State Street Bank and Trust Co. Euro Time Deposit 2.50%
    11/01/01
      (Cost $31,594,000)                                        $31,594       31,594,000
                                                                            ------------

TOTAL INVESTMENTS (100.1%) (Cost $1,003,964,155(2))                          926,355,383

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                 (1,238,863)
                                                                            ------------

NET ASSETS (100.0%)                                                         $925,116,520
                                                                            ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
(1) Non-income producing security.
(2) Cost for federal income tax purposes is $1,009,007,712.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE BLUE CHIP FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
COMMON STOCKS (99.9%)
BANKS (8.7%)
    Bank of New York Co., Inc.                                   45,000     $  1,530,450
    Bank One Corp.                                               78,000        2,588,820
    Citigroup, Inc.                                              98,500        4,483,720
    FleetBoston Financial Corp.                                  94,000        3,088,840
    J.P. Morgan Chase & Co.                                      74,000        2,616,640
                                                                            ------------
                                                                              14,308,470
                                                                            ------------
CHEMICALS (1.6%)
    Air Products & Chemicals, Inc.                               31,000        1,241,240
    Avery-Dennison Corp.                                         30,400        1,407,520
                                                                            ------------
                                                                               2,648,760
                                                                            ------------
COMPUTER HARDWARE & BUSINESS MACHINES (2.0%)
    Cisco Systems, Inc.(1)                                      140,600        2,378,952
    EMC Corp.(1)                                                 70,800          872,256
                                                                            ------------
                                                                               3,251,208
                                                                            ------------
COMPUTER SOFTWARE (7.6%)
    International Business Machines Corp.                        31,500        3,404,205
    Microsoft Corp.(1)                                          102,800        5,977,820
    Oracle Corp.(1)                                             131,600        1,784,496
    Siebel Systems, Inc.(1)                                      48,500          792,005
    VERITAS Software Corp.(1)                                    16,300          462,594
                                                                            ------------
                                                                              12,421,120
                                                                            ------------
DEPARTMENT STORES (5.3%)
    Target Corp.                                                117,300        3,653,895
    Wal-Mart Stores, Inc.                                        99,200        5,098,880
                                                                            ------------
                                                                               8,752,775
                                                                            ------------
DRUGS (9.9%)
    American Home Products Corp.                                 72,000        4,019,760
    Amgen, Inc.(1)                                               67,500        3,835,350
    Merck & Co., Inc.                                            40,400        2,577,924
    Pfizer, Inc.                                                 85,480        3,581,612
    Pharmacia Corp.                                              55,700        2,256,964
                                                                            ------------
                                                                              16,271,610
                                                                            ------------
ELECTRICAL UTILITY (0.4%)
    AES Corp.(1)                                                 47,000          650,950
                                                                            ------------
ELECTRONIC EQUIPMENT (4.7%)
    CIENA Corp.(1)                                               49,000          796,740
    General Dynamics Corp.                                       53,100        4,332,960
    Nortel Networks Corp.                                       126,400          734,384
    Sanmina Corp.(1)                                             23,400          354,276
    Scientific-Atlanta, Inc.                                     60,000        1,252,200
                                                                            ------------
                                                                               7,470,560
                                                                            ------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
ENERGY RESERVES & PRODUCTION (9.0%)
    Chevron Texaco Corp.                                         81,415     $  7,209,298
    Exxon Mobil Corp.                                           137,200        5,412,540
    Royal Dutch Petroleum Co. ADR                                43,100        2,176,981
                                                                            ------------
                                                                              14,798,819
                                                                            ------------
ENTERTAINMENT (1.6%)
    Walt Disney Co.                                             136,000        2,528,240
                                                                            ------------
FINANCIAL SERVICES (7.2%)
    American Express Co.                                         80,481        2,368,556
    Freddie Mac                                                   5,000          339,100
    General Electric Co.                                        187,000        6,808,670
    Marsh & McLennan Companies, Inc.                             24,000        2,322,000
                                                                            ------------
                                                                              11,838,326
                                                                            ------------
FOOD & BEVERAGE (5.2%)
    General Mills, Inc.                                          60,300        2,768,976
    PepsiCo, Inc.                                                29,000        1,412,590
    Sysco Corp.                                                 176,000        4,243,360
                                                                            ------------
                                                                               8,424,926
                                                                            ------------
HOME PRODUCTS (5.3%)
    Colgate-Palmolive Co.                                        61,200        3,520,224
    Estee Lauder Cos., Inc.                                      38,300        1,235,175
    Procter & Gamble Co.                                         51,500        3,799,670
                                                                            ------------
                                                                               8,555,069
                                                                            ------------
INDUSTRIAL PARTS (2.3%)
    Tyco International, Ltd.                                     76,500        3,759,210
                                                                            ------------
INFORMATION SERVICE (3.2%)
    AOL Time Warner, Inc.(1)                                     52,050        1,624,481
    Omnicom Group, Inc.                                          47,200        3,624,016
                                                                            ------------
                                                                               5,248,497
                                                                            ------------
MEDIA (0.4%)
    Cablevision Systems Corp. Class A(1)                         20,000          685,000
                                                                            ------------
MEDICAL PRODUCTS & SUPPLIES (5.3%)
    Baxter International, Inc.                                   66,000        3,192,420
    Johnson & Johnson                                            78,000        4,516,980
    Medtronic, Inc.                                              23,000          926,900
                                                                            ------------
                                                                               8,636,300
                                                                            ------------
MINING & METALS (1.6%)
    Alcoa, Inc.                                                  83,300        2,688,091
                                                                            ------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
PROPERTY & CASUALTY INSURANCE (4.4%)
    American International Group, Inc.                           24,375     $  1,915,875
    Hartford Financial Services, Inc.                            58,400        3,153,600
    St. Paul Co., Inc.                                           48,000        2,203,200
                                                                            ------------
                                                                               7,272,675
                                                                            ------------
SECURITIES & ASSET MANAGEMENT (2.8%)
    Lehman Brothers Holdings, Inc.                               74,600        4,659,516
                                                                            ------------
SEMICONDUCTOR (4.6%)
    Intel Corp.                                                 133,000        3,247,860
    Linear Technology Corp.                                      48,000        1,862,400
    Texas Instruments, Inc.                                      88,500        2,477,115
                                                                            ------------
                                                                               7,587,375
                                                                            ------------
SPECIALTY RETAIL (2.2%)
    CVS Corp.                                                    71,500        1,708,850
    Home Depot, Inc.                                             47,700        1,823,571
                                                                            ------------
                                                                               3,532,421
                                                                            ------------
TELEPHONE (4.4%)
    SBC Communications, Inc.                                     65,000        2,477,150
    Sprint Corp. (FON Group)                                    148,000        2,960,000
    Verizon Communications, Inc.                                 36,000        1,793,160
                                                                            ------------
                                                                               7,230,310
                                                                            ------------
WIRELESS TELECOMMUNICATIONS (0.2%)
    Nextel Communications, Inc. Class A(1)                       49,200          391,140
                                                                            ------------

TOTAL COMMON STOCKS (Cost $148,532,094)                                      163,611,368
                                                                            ------------

TOTAL INVESTMENTS (99.9%) (Cost $148,532,094(2)                              163,611,368

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                      95,082
                                                                            ------------

NET ASSETS (100.0%)                                                         $163,706,450
                                                                            ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
(1) Non-income producing security.
(2) Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
COMMON STOCKS (96.0%)
BANKS (6.1%)
    Bank of America Corp.                                        77,337     $  4,562,110
    Citigroup, Inc.                                             107,333        4,885,798
    U.S. Bancorp                                                204,937        3,643,780
                                                                            ------------
                                                                              13,091,688
                                                                            ------------
CHEMICALS (7.8%)
    Avery-Dennison Corp.                                         84,000        3,889,200
    Engelhard Corp.                                             134,700        3,526,446
    Minnesota Mining & Manufacturing Co.                         48,200        5,031,116
    Rohm & Haas Co.                                             127,000        4,123,690
                                                                            ------------
                                                                              16,570,452
                                                                            ------------
COMPUTER HARDWARE & BUSINESS MACHINES (1.0%)
    Hewlett-Packard Co.                                         130,200        2,191,266
                                                                            ------------
COMPUTER SOFTWARE (1.5%)
    International Business Machines Corp.                        23,500        2,539,645
    Unisys Corp.                                                 60,000          535,800
                                                                            ------------
                                                                               3,075,445
                                                                            ------------
CONSTRUCTION, REAL PROPERTY (1.4%)
    Leggett & Platt, Inc.                                       137,600        2,981,792
                                                                            ------------
DEPARTMENT STORES (4.3%)
    Costco Wholesale Corp.(1)                                   145,000        5,485,350
    Federated Department Stores, Inc.(1)                        116,000        3,710,840
                                                                            ------------
                                                                               9,196,190
                                                                            ------------
DRUGS (4.9%)
    Cardinal Health, Inc.                                        80,700        5,415,777
    Merck & Co., Inc.                                            50,400        3,216,024
    Pharmacia Corp.                                              47,352        1,918,703
                                                                            ------------
                                                                              10,550,504
                                                                            ------------
ELECTRICAL UTILITY (3.2%)
    Progress Energy, Inc.                                       110,000        4,638,700
    Public Service Enterprise Group, Inc.                        52,700        2,074,272
                                                                            ------------
                                                                               6,712,972
                                                                            ------------
ELECTRONIC EQUIPMENT (5.4%)
    Agilent Technologies, Inc.(1)                                92,000        2,048,840
    General Dynamics Corp.                                       76,700        6,258,720
    PerkinElmer, Inc.                                           120,800        3,250,728
                                                                            ------------
                                                                              11,558,288
                                                                            ------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
ENERGY RESERVES & PRODUCTION (5.9%)
    Burlington Resources, Inc.                                   95,000     $  3,538,750
    Exxon Mobil Corp.                                           124,000        4,891,800
    Phillips Petroleum Co.                                       78,000        4,243,980
                                                                            ------------
                                                                              12,674,530
                                                                            ------------
ENTERTAINMENT (0.9%)
    Cedar Fair LP                                                36,400          722,540
    Viacom, Inc. Class B(1)                                      35,000        1,277,850
                                                                            ------------
                                                                               2,000,390
                                                                            ------------
FINANCIAL SERVICES (4.8%)
    American Express Co.                                         87,000        2,560,410
    Freddie Mac                                                  67,400        4,571,068
    Household International, Inc.                                61,000        3,190,300
                                                                            ------------
                                                                              10,321,778
                                                                            ------------
FOOD & BEVERAGE (6.8%)
    General Mills, Inc.                                         154,200        7,080,864
    Heinz (H.J.) Co.                                             88,000        3,734,720
    Sysco Corp.                                                 151,000        3,640,610
                                                                            ------------
                                                                              14,456,194
                                                                            ------------
FOREST PRODUCTS, PAPER (2.4%)
    Kimberly-Clark Corp.                                         93,500        5,190,185

GAS & WATER UTILITIES (3.9%)
    National Fuel Gas Co.                                       180,000        4,213,800
    WGL Holdings, Inc.                                          150,000        4,059,000
                                                                            ------------
                                                                               8,272,800
                                                                            ------------
GROCERY STORES (2.5%)
    Safeway, Inc.(1)                                            126,500        5,268,725
                                                                            ------------
HEAVY ELECTRICAL EQUIPMENT (1.2%)
    Emerson Electric Co.                                         50,000        2,451,000
                                                                            ------------
HOME PRODUCTS (1.6%)
    Avon Products, Inc.                                          74,500        3,488,835
                                                                            ------------
INDUSTRIAL PARTS (4.4%)
    Tyco International, Ltd.                                     85,100        4,181,814
    United Technologies Corp.                                    98,000        5,281,220
                                                                            ------------
                                                                               9,463,034
                                                                            ------------
MEDIA (3.9%)
    Comcast Corp. Special Class A(1)                            116,600        4,178,944
    Tribune Co.                                                 133,200        4,022,640
                                                                            ------------
                                                                               8,201,584
                                                                            ------------
MEDICAL PRODUCTS & SUPPLIES (2.8%)
    Johnson & Johnson                                           104,000        6,022,640
                                                                            ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)
October 31, 2001

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
MOTOR VEHICLES & PARTS (0.9%)
    Modine Manufacturing Co.                                     97,000     $  2,012,750
                                                                            ------------
OIL REFINING (2.0%)
    Chevron Texaco Corp.                                         49,280        4,363,744
                                                                            ------------
OIL SERVICES (1.1%)
    San Juan Basin Royalty Trust                                 30,000          343,500
    Transocean Sedco Forex, Inc.                                 67,000        2,020,050
                                                                            ------------
                                                                               2,363,550
                                                                            ------------
PROPERTY & CASUALTY INSURANCE (4.3%)
    American International Group, Inc.                           66,746        5,246,235
    Berkshire Hathaway, Inc. Class A                                 55        3,916,000
                                                                            ------------
                                                                               9,162,235
                                                                            ------------
RAILROADS (2.0%)
    Burlington Northern Santa Fe Corp.                          159,100        4,275,017
                                                                            ------------
TELEPHONE (2.8%)
    Verizon Communications, Inc.                                121,300        6,041,953
                                                                            ------------
THRIFTS (2.7%)
    Washington Mutual, Inc.                                     190,800        5,760,252
                                                                            ------------
TOBACCO (1.0%)
    Philip Morris Companies, Inc.                                46,000        2,152,800
                                                                            ------------
WIRELESS TELECOMMUNICATIONS (2.5%)
    ALLTEL Corp.                                                 94,800        5,416,872
                                                                            ------------

TOTAL COMMON STOCKS (Cost $167,732,738)                                      205,289,465
                                                                            ============

                                                                   PAR
                                                                  (000)
                                                                 ------
SHORT-TERM INVESTMENT (0.5%)
    State Street Bank and Trust Co. Euro Time Deposit 2.50%
    11/01/01
      (Cost $1,023,000)                                          $1,023        1,023,000
                                                                            ------------

TOTAL INVESTMENTS (96.5%) (Cost $168,755,738(2))                             206,312,465

OTHER ASSETS IN EXCESS OF LIABILITIES (3.5%)                                   7,451,446
                                                                            ------------

NET ASSETS (100.0%)                                                         $213,763,911
                                                                            ============

----------
(1) Non-income producing security.
(2) Cost for federal income tax purposes is $170,445,904.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
COMMON STOCKS (95.0%)
ALCOHOL (2.1%)
    Anheuser-Busch Companies, Inc.                              127,700     $  5,319,982
                                                                            ------------
BANKS (7.7%)
    Citigroup, Inc.                                             130,700        5,949,464
    FleetBoston Financial Corp.                                 104,000        3,417,440
    J.P. Morgan Chase & Co.                                      78,650        2,781,064
    PNC Financial Services Group                                 69,300        3,804,570
    Wells Fargo & Co.                                            97,000        3,831,500
                                                                            ------------
                                                                              19,784,038
                                                                            ------------
CHEMICALS (2.8%)
    Minnesota Mining & Manufacturing Co.                         40,400        4,216,952
    Rohm & Haas Co.                                              93,900        3,048,933
                                                                            ------------
                                                                               7,265,885
                                                                            ------------
CLOTHING STORES (3.4%)
    Abercrombie & Fitch Co.(1)                                   95,900        1,804,838
    Ross Stores, Inc.                                           223,200        6,986,160
                                                                            ------------
                                                                               8,790,998
                                                                            ------------
COMPUTER HARDWARE & BUSINESS MACHINES (1.2%)
    Pitney Bowes, Inc.                                           87,200        3,196,752
                                                                            ------------
DEPARTMENT STORES (1.9%)
    Federated Department Stores, Inc.(1)                        149,100        4,769,709
                                                                            ------------
DRUGS (2.7%)
    American Home Products Corp.                                 66,100        3,690,363
    Lilly (Eli) & Co.                                            42,900        3,281,850
                                                                            ------------
                                                                               6,972,213
                                                                            ------------
ELECTRICAL UTILITY (3.1%)
    Allegheny Energy, Inc.                                       67,500        2,467,125
    American Electric Power Co., Inc.                            69,800        2,924,620
    Public Service Enterprise Group, Inc.                        63,000        2,479,680
                                                                            ------------
                                                                               7,871,425
                                                                            ------------
ELECTRONIC EQUIPMENT (4.3%)
    Comverse Technology, Inc.(1)                                 63,800        1,200,078
    Eaton Corp.                                                  46,000        3,010,240
    PerkinElmer, Inc.                                           146,600        3,945,006
    Tektronix, Inc.                                             142,400        2,805,280
                                                                            ------------
                                                                              10,960,604
                                                                            ------------
ENERGY RESERVES & PRODUCTION (2.6%)
    Exxon Mobil Corp.                                            71,000        2,800,950
    Royal Dutch Petroleum Co. ADR                                74,900        3,783,199
                                                                            ------------
                                                                               6,584,149
                                                                            ------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
FINANCIAL SERVICES (4.8%)
    Allied Capital Corp.                                        153,600     $  3,459,072
    Fannie Mae                                                   79,800        6,460,608
    Household International, Inc.                                45,000        2,353,500
                                                                            ------------
                                                                              12,273,180
                                                                            ------------
FOOD & BEVERAGE (6.0%)
    General Mills, Inc.                                         173,600        7,971,712
    Heinz (H.J.) Co.                                             89,100        3,781,404
    PepsiCo, Inc.                                                72,220        3,517,836
                                                                            ------------
                                                                              15,270,952
                                                                            ------------
GAS & WATER UTILITIES (1.6%)
    El Paso Energy Corp.                                         83,100        4,076,886
                                                                            ------------
GROCERY STORES (3.4%)
    Kroger Co.(1)                                               151,800        3,713,028
    Safeway, Inc.(1)                                            119,500        4,977,175
                                                                            ------------
                                                                               8,690,203
                                                                            ------------
HOME PRODUCTS (1.5%)
    Clorox Co.                                                  106,500        3,802,050
                                                                            ------------
INDUSTRIAL PARTS (10.9%)
    American Standard Companies, Inc.(1)                        137,200        7,943,880
    Ingersoll-Rand Co.                                          118,900        4,434,970
    ITT Industries, Inc.                                        128,600        6,184,374
    Tyco International, Ltd.                                    119,800        5,886,972
    United Technologies Corp.                                    63,600        3,427,404
                                                                            ------------
                                                                              27,877,600
                                                                            ------------
INFORMATION SERVICE (1.2%)
    Convergys Corp.(1)                                          109,500        3,076,950
                                                                            ------------
MEDIA (1.5%)
    Comcast Corp. Special Class A(1)                            105,000        3,763,200
                                                                            ------------
MEDICAL PRODUCTS & SUPPLIES (6.9%)
    Abbott Laboratories                                         137,600        7,290,048
    Baxter International, Inc.                                  153,400        7,419,958
    Becton, Dickinson & Co.                                      80,100        2,867,580
                                                                            ------------
                                                                              17,577,586
                                                                            ------------
MINING & METALS (1.4%)
    Harsco Corp.                                                110,300        3,524,085
                                                                            ------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
MOTOR VEHICLES & PARTS (5.6%)
    Ford Motor Co.                                               97,764     $  1,569,112
    Johnson Controls, Inc.                                       58,500        4,230,720
    Lear Corp.(1)                                                85,900        2,637,130
    Navistar International Corp.(1)                             133,800        4,014,000
    Visteon Corp.                                               148,984        1,772,910
                                                                            ------------
                                                                              14,223,872
                                                                            ------------
OIL REFINING (1.9%)
    Conoco, Inc.                                                190,400        4,893,280
                                                                            ------------
OIL SERVICES (1.2%)
    Transocean Sedco Forex, Inc.                                103,900        3,132,585
                                                                            ------------
PROPERTY & CASUALTY INSURANCE (5.3%)
    American International Group, Inc.                           44,235        3,476,871
    Hartford Financial Services, Inc.                            48,800        2,635,200
    Jefferson-Pilot Corp.                                        55,500        2,294,925
    MBIA, Inc.                                                  114,000        5,250,840
                                                                            ------------
                                                                              13,657,836
                                                                            ------------
PUBLISHING (2.0%)
    Knight-Ridder, Inc.                                          60,500        3,403,125
    McGraw-Hill Companies, Inc.                                  34,700        1,824,526
                                                                            ------------
                                                                               5,227,651
                                                                            ------------
RAILROADS (0.8%)
    Burlington Northern Santa Fe Corp.                           81,200        2,181,844
                                                                            ------------
SECURITIES & ASSET MANAGEMENT (1.8%)
    Lehman Brothers Holdings, Inc.                               74,100        4,628,286
                                                                            ------------
SPECIALTY RETAIL (2.3%)
    Lowe's Companies, Inc.                                      107,000        3,648,700
    Tiffany & Co.                                                91,900        2,149,541
                                                                            ------------
                                                                               5,798,241
                                                                            ------------
TELEPHONE (3.1%)
    BellSouth Corp.                                              66,600        2,464,200
    SBC Communications, Inc.                                     60,549        2,307,522
    Verizon Communications, Inc.                                 61,900        3,083,239
                                                                            ------------
                                                                               7,854,961
                                                                            ------------

TOTAL COMMON STOCKS (Cost $215,042,183)                                      243,047,003
                                                                            ------------

PREFERRED STOCK (0.9%)
CONVERTIBLE PREFERRED STOCK (0.9%)
    Equity Residential Properties, Series G, Perpetual
    Convertible
       (Callable 09/15/02 @ $25.91)
       (Cost $2,512,171)                                        101,000        2,439,150
                                                                            ------------

                 See Accompanying Notes to Financial Statements.

                                                                  PAR
                                                                 (000)          VALUE
                                                                ------          -----
SHORT-TERM INVESTMENT (3.9%)
    State Street Bank and Trust Co. Euro Time Deposit 2.50%
    11/01/01
      (Cost $9,874,000)                                          $9,874     $  9,874,000
                                                                            ------------
TOTAL INVESTMENTS (99.8%) (Cost $227,428,354(2))                             255,360,153

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                     548,784
                                                                            ------------
NET ASSETS (100.0%)                                                         $255,908,937
                                                                            ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
----------
(1) Non-income producing security.
(2) Cost for federal income tax purposes is $227,669,132.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE BALANCED FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
COMMON STOCKS (58.6%)
ALCOHOL (0.9%)
    Anheuser-Busch Companies, Inc.                               4,000      $   166,640
                                                                            -----------
APPAREL, TEXTILES (0.5%)
    Timberland Co. (The) Class A(1)                              3,300          107,184
                                                                            -----------
BANKS (3.5%)
    Citigroup, Inc.                                              6,700          304,984
    FleetBoston Financial Corp.                                  5,200          170,872
    Northern Trust Corp.                                         2,100          106,029
    Wells Fargo & Co.                                            2,600          102,700
                                                                            -----------
                                                                                684,585
                                                                            -----------
CLOTHING STORES (0.6%)
    Abercrombie & Fitch Co.(1)                                   2,700           50,814
    Talbots, Inc.                                                2,100           59,850
                                                                            -----------
                                                                                110,664
                                                                            -----------
COMPUTER HARDWARE & BUSINESS MACHINES (1.7%)
    Apple Computers, Inc.(1)                                     7,500          131,700
    Dell Computer Corp.(1)                                       3,000           71,940
    EMC Corp.(1)                                                 6,500           80,080
    Redback Networks, Inc.(1)                                   14,500           58,145
                                                                            -----------
                                                                                341,865
                                                                            -----------
COMPUTER SOFTWARE (4.5%)
    Adobe Systems, Inc.                                          4,600          121,440
    BEA Systems, Inc.(1)                                         5,400           65,556
    Gemstar-TV Guide International, Inc.(1)                      5,700          115,539
    International Business Machines Corp.                        1,300          140,491
    Microsoft Corp.(1)                                           5,500          319,825
    VERITAS Software Corp.(1)                                    4,400          124,872
                                                                            -----------
                                                                                887,723
                                                                            -----------
DEFENSE/AEROSPACE (0.8%)
    Honeywell International, Inc.                                5,500          162,525
                                                                            -----------
DEPARTMENT STORES (0.6%)
    Federated Department Stores, Inc.(1)                         3,500          111,965
                                                                            -----------
DRUGS (7.2%)
    American Home Products Corp.                                 3,000          167,490
    Barr Laboratories, Inc.(1)                                   2,000          145,600
    Genentech, Inc.(1)                                           5,000          261,250
    IDEC Pharmaceuticals Corp.(1)                                3,000          179,940
    King Pharmaceuticals, Inc.(1)                                2,600          101,374
    Pfizer, Inc.                                                 7,025          294,347
    Pharmacia Corp.                                              6,199          251,183
                                                                            -----------
                                                                              1,401,184
                                                                            -----------

                 See Acompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
ELECTRICAL UTILITY (1.7%)
    Edison International(1)                                     10,000      $   142,100
    Public Service Enterprise Group, Inc.                        4,900          192,864
                                                                            -----------
                                                                                334,964
                                                                            -----------
ELECTRONIC EQUIPMENT (4.0%)
    Comverse Technology, Inc.(1)                                 4,000           75,240
    L-3 Communications Holdings, Inc.(1)                         3,600          312,732
    Sanmina Corp.(1)                                             6,500           98,410
    SPX Corp.                                                    2,300          229,080
    Telefonaktiebolaget LM Ericsson ADR                         14,000           59,780
                                                                            -----------
                                                                                775,242
                                                                            -----------
ENTERTAINMENT (0.9%)
    Viacom, Inc. Class B(1)                                      4,877          178,059
                                                                            -----------
FINANCIAL SERVICES (1.3%)
    General Electric Co.                                         7,000          254,870
                                                                            -----------
FOOD & BEVERAGE (0.5%)
    PepsiCo, Inc.                                                1,900           92,549
                                                                            -----------
HOME PRODUCTS (0.8%)
    Procter & Gamble Co.                                         2,000          147,560
                                                                            -----------
INDUSTRIAL PARTS (2.7%)
    Tyco International, Ltd.                                     5,400          265,356
    United Technologies Corp.                                    4,700          253,283
                                                                            -----------
                                                                                518,639
                                                                            -----------
INFORMATION SERVICE (3.0%)
    AOL Time Warner, Inc.(1)                                     7,500          234,075
    eFunds Corp.(1)                                             10,000          155,000
    Express Scripts, Inc. Class A(1)                             3,600          147,384
    Openwave Systems, Inc.(1)                                    6,200           47,926
                                                                            -----------
                                                                                584,385
                                                                            -----------
LEISURE (2.7%)
    Harley Davidson, Inc.                                        5,200          235,352
    Mattel, Inc.                                                15,200          287,736
                                                                            -----------
                                                                                523,088
                                                                            -----------
LIFE & HEALTH INSURANCE (0.7%)
    Reinsurance Group of America, Inc.                           4,400          138,908
                                                                            -----------
MEDIA (3.0%)
    Adelphia Communications Corp. Class A(1)                     4,000           88,520
    Comcast Corp. Special Class A(1)                             1,600           57,344
    Liberty Media Corp. Class A(1)                              29,000          339,010
    USA Networks, Inc.(1)                                        5,000           92,200
                                                                            -----------
                                                                                577,074
                                                                            -----------

                 See Acompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------        -----
MEDICAL PRODUCTS & SUPPLIES (4.1%)
    Abbott Laboratories                                          4,500     $    238,410
    Baxter International, Inc.                                   2,400          116,088
    Johnson & Johnson                                            3,300          191,103
    Medtronic, Inc.                                              6,300          253,890
                                                                            -----------
                                                                                799,491
                                                                            -----------
MEDICAL PROVIDERS & SERVICES (0.4%)
    Universal Health Services, Inc. Class B                      1,900           76,741
                                                                            -----------
OIL REFINING (0.9%)
    Conoco, Inc.                                                 7,200          185,040
                                                                            -----------
OIL SERVICES (1.3%)
    Cooper Cameron Corp.(1)                                      1,800           70,200
    Transocean Sedco Forex, Inc.                                 6,250          188,438
                                                                            -----------
                                                                                258,638
                                                                            -----------
PROPERTY & CASUALTY INSURANCE (1.9%)
    American International Group, Inc.                           2,968          233,285
    MBIA, Inc.                                                   3,000          138,180
                                                                            -----------
                                                                                371,465
                                                                            -----------
SECURITIES & ASSET MANAGEMENT (1.1%)
    Merrill Lynch & Co., Inc.                                    4,800          209,808
                                                                            -----------
SEMICONDUCTOR (2.3%)
    Intel Corp.                                                 10,000          244,200
    Texas Instruments, Inc.                                      5,000          139,950
    Xilinx, Inc.(1)                                              2,000           60,840
                                                                            -----------
                                                                                444,990
                                                                            -----------
SPECIALTY RETAIL (1.0%)
    Home Depot, Inc.                                             5,200          198,796
                                                                            -----------
TELEPHONE (1.6%)
    BellSouth Corp.                                              3,500          129,500
    Qwest Communications International, Inc.                     3,210           41,570
    Time Warner Telecom, Inc. Class A(1)                         4,700           51,512
    WorldCom, Inc. - WorldCom Group(1)                           6,600           88,770
                                                                            -----------
                                                                                311,352
                                                                            -----------
THRIFTS (0.6%)
    Washington Mutual, Inc.                                      4,000          120,760
                                                                            -----------
WIRELESS TELECOMMUNICATIONS (1.8%)
    Leap Wireless International, Inc.(1)                         6,500           96,655
    Sprint Corp. (PCS Group)(1)                                  2,600           57,980
    Western Wireless Corp. Class A(1)                            6,800          198,356
                                                                            -----------
                                                                                352,991
                                                                            -----------
TOTAL COMMON STOCKS (Cost $13,635,251)                                       11,429,745
                                                                            -----------

                 See Acompanying Notes to Financial Statements.

       PAR                                                      RATINGS(2)
      (000)                                                    (S&P/MOODY'S)    MATURITY       RATE%          VALUE
      -----                                                    -------------    --------       -----          -----
ASSET BACKED SECURITIES (0.9%)
       $  55  Discover Card Master Trust 1,
                Series 2001-6, Class A                         (AAA, Aaa)       12/15/08       5.750       $   58,214
         115  Standard Credit Card Master Trust,
                Series 1994-2, Class A                         (AAA, Aaa)       04/07/08       7.250          128,043
                                                                                                           ----------

TOTAL ASSET BACKED SECURITIES (Cost $177,136)                                                                 186,257
                                                                                                           ----------
CORPORATE BONDS (23.1%)
APPAREL, TEXTILES (0.1%)
          10  Levi Strauss & Co.                               (BB-, B2)        11/01/06       7.000            6,850
          10  Simmons Co., Series B, Senior Subordinated
                Notes (Callable 03/15/04 @ $105.125)           (B-, B3)         03/15/09      10.250            8,712
                                                                                                           ----------
                                                                                                               15,562
                                                                                                           ----------
BANKS (2.9%)
           5  Bank of America Corp.,
                Global Subordinated Notes                      (A, Aa3)         01/15/11       7.400            5,519
          80  Bank One Corp.                                   (A, Aa3)         02/01/06       6.500           85,086
         260  First Union Corp.
                (Callable 04/15/08 @ $100.00)                  (A-, A2)         04/15/28       6.300          264,982
         140  National City Corp.                              (A-, A2)         02/01/09       5.750          140,365
          10  Sovereign Bancorp, Inc., Senior Notes            (BB+, Ba3)       11/15/06      10.500           11,063
          60  Wells Fargo & Co.                                (A+, Aa2)        06/21/10       7.550           67,500
                                                                                                           ----------
                                                                                                              574,515
                                                                                                           ----------
CHEMICALS (0.1%)
          10  IMC Global, Inc., Notes                          (B+, Ba2)        11/01/02       7.400            9,985
                                                                                                           ----------
CONSTRUCTION, REAL PROPERTY (0.2%)
          35  EOP Operating LP                                 (BBB+, Baa1)     06/15/04       6.500           36,915
                                                                                                           ----------
DRUGS (0.0%)
          10  NBTY, Inc., Series B, Senior Subordinated Notes
                (Callable 09/15/02 @ $104.31)                  (B+, B1)         09/15/07       8.625            9,500
                                                                                                           ----------
ELECTRICAL UTILITY (2.6%)
          20  Calpine Corp., Senior Notes                      (BB+, Baa3)      02/15/11       8.500           20,158
          50  CMS Energy Corp., Senior Notes                   (BB, Ba3)        04/15/11       8.500           51,352
          10  CMS Energy Corp., Series B, Senior Notes         (BB, Ba3)        01/15/04       6.750            9,920
          85  Dominion Resources, Inc.                         (BBB+, Baa1)     06/15/10       8.125           97,266
          75  Dominion Resources, Inc.                         (BBB+, Baa1)     01/31/03       6.000           77,304
          55  Mirant Americas Generation Corp.,
                Senior Notes                                   (BBB-, Baa3)     05/01/06       7.625           57,682
          50  PG&E National Energy Group,
                Global Senior Notes                            (BBB, Baa2)      05/16/11      10.375           56,497
          30  Progress Energy, Inc., Senior Notes              (BBB, Baa1)      03/01/06       6.750           32,009
          35  PSEG Power LLC, Rule 144A, Senior Notes(3)       (BBB, Baa1)      04/15/06       6.875           37,008
          65  Texas Utilities Holdings Corp.,
                Series J, Senior Notes                         (BBB, Baa3)      06/15/06       6.375           67,734
                                                                                                           ----------
                                                                                                              506,930
                                                                                                           ----------

                 See Accompanying Notes to Financial Statements.

       PAR                                                      RATINGS(2)
      (000)                                                    (S&P/MOODY'S)    MATURITY       RATE%          VALUE
      -----                                                    -------------    --------       -----          -----
CORPORATE BONDS
ENERGY RESERVES & PRODUCTION (0.6%)
       $  15  Chesapeake Energy Corp., Global Company
                Guaranteed, Senior Notes
                (Callable 04/01/06 @ .063)                     (B+, B2)         04/01/11       8.125       $   14,700
          55  Duke Energy Field Services, Notes                (BBB, Baa2)      08/16/05       7.500           59,540
          55  Enron Corp., Notes(4)                            (BBB, Baa2)      06/15/03       7.875           45,224
                                                                                                           ----------
                                                                                                              119,464
                                                                                                           ----------
ENTERTAINMENT (0.1%)
          10  YankeeNets LLC, Rule 144A, Senior Notes
                (Callable 03/01/04 @ $106.37)(3)               (B-, B1)         03/01/07      12.750           12,625
                                                                                                           ----------
ENVIRONMENTAL SERVICES (0.5%)
          50  Allied Waste North America,
                Series B, Company Guaranteed
                (Callable 08/01/04 @ $105.00)                  (B+, B2)         08/01/09      10.000           50,875
          50  Allied Waste North America, Series B,
                Global Company Guaranteed                      (BB-, Ba3)       04/01/08       8.875           51,500
                                                                                                           ----------
                                                                                                              102,375
                                                                                                           ----------
FINANCIAL SERVICES (4.9%)
          40  Bear Stearns Cos., Inc.                          (A, A2)          05/01/06       6.500           42,176
          10  Coaxial LLC, Company Guaranteed
                (Callable 08/15/03 @ $106.44)(5)               (CCC+, Caa1)     08/15/08      12.875            7,450
         100  Duke Capital Corp.                               (A, A3)          10/01/04       7.250          108,350
         200  Ford Motor Credit Co., Global Bonds              (BBB+, A2)       02/01/11       7.375          203,364
         160  General Motors Acceptance Corp.                  (A, A2)          01/15/06       6.750          164,091
          80  Lehman Brothers Holdings, Inc.                   (A, A2)          01/15/05       7.750           86,992
         105  Lehman Brothers Holdings, Inc.                   (A, A2)          02/01/08       7.000          112,588
          90  Monumental Global Funding, Rule 144A,
                Secured, Private Placement(3)                  (AA+, Aa3)       01/19/06       6.050           94,386
         125  Verizon Global Funding Corp.                     (A+, A1)         12/01/05       6.750          134,695
          10  Werner Holdings Co., Inc., Series A,
                Company Guaranteed
                (Callable 11/15/02 @ $105.00)                  (B-, B2)         11/15/07      10.000            9,100
                                                                                                           ----------
                                                                                                              963,192
                                                                                                           ----------
FOOD & BEVERAGE (0.4%)
          10  Fleming Companies, Inc., Company
                Guaranteed (Callable 04/01/05 @ $105.06)       (BB-, Ba3)       04/01/08      10.125           10,500
          40  Tyson Foods, Inc., Rule 144A,
                Private Placement Notes(3)                     (BBB, Baa3)      10/01/04       6.625           41,378
          25  Tyson Foods, Inc., Rule 144A,
                Private Placement Notes(3)                     (BBB, Baa3)      10/01/11       8.250           26,813
                                                                                                           ----------
                                                                                                               78,691
                                                                                                           ----------
FOREST PRODUCTS, PAPER (0.2%)
          10  Four M Corp., Series B, Senior Secured
                Notes (Callable 06/01/02 @ $104.00)            (B, B3)          06/01/06      12.000            8,650
          20  Weyerhaeuser Co., Notes                          (A-, A3)         08/01/06       6.000           20,711
                                                                                                           ----------
                                                                                                               29,361
                                                                                                           ----------
GAS & WATER UTILITIES (0.2%)
          40  Consolidated Natural Gas Co., Senior Notes       (BBB+, A3)       04/15/11       6.850           42,695
                                                                                                           ----------

                 See Accompanying Notes to Financial Statements.

       PAR                                                      RATINGS(2)
      (000)                                                    (S&P/MOODY'S)    MATURITY       RATE%          VALUE
      -----                                                    -------------    --------       -----          -----
HOTELS (1.4%)
       $  20  Ameristar Casinos, Inc., Company
                Guaranteed (Callable 02/15/06 @ $105.375)      (B-, B3)         02/15/09      10.750       $   21,000
          10  Aztar Corp., Senior Subordinated
                Notes (Callable 05/15/03 @ $104.44)            (B+, Ba3)        05/15/07       8.875           10,150
          35  Boyd Gaming Corp., Rule 144A
                (Callable 08/01/05 @ $104.625)(3)              (BB-, Ba3)       08/01/09       9.250           35,175
           9  Fitzgeralds Gaming Corp., Series B,
                Company Guaranteed
                (Callable 12/15/01 @ $106.25)(6)               (NR, NR)         12/15/04      12.250            4,919
          30  Hilton Hotels Corp., Notes                       (BBB-, Baa3)     02/15/11       8.250           28,778
          25  ITT Corp.                                        (BBB-, Ba1)      11/15/05       6.750           23,772
          40  MGM Mirage, Inc., Company Guaranteed             (BB+, Ba1)       06/01/07       9.750           40,000
          35  MGM Mirage, Inc., Company Guaranteed             (BBB-, Baa3)     09/15/10       8.500           35,304
          25  Mohegan Tribal Gaming, Rule 144A,
                Senior Subordinated Notes
                (Callable 07/01/06 @ $104.188)(3)              (BB-, Ba3)       07/01/11       8.375           26,000
          40  Park Place Entertainment,
                Senior Subordinated Notes                      (BB+, Ba1)       12/15/05       7.875           39,100
          10  Sun International Hotels, Ltd., Rule 144A,
                Senior Subordinated Notes
                (Callable 08/15/06 @ $104.438)(3)              (B+, Ba3)        08/15/11       8.875            8,900
                                                                                                           ----------
                                                                                                              273,098
                                                                                                           ----------
LIFE & HEALTH INSURANCE (0.6%)
         105  John Hancock Global Funding II, Rule 144A(3)     (AA+, Aa2)       07/02/10       7.900          120,486
                                                                                                           ----------
MEDIA (2.3%)
          50  Adelphia Communications Corp., Senior Notes      (B+, B2)         11/15/09       9.375           45,250
          10  Adelphia Communications Corp., Senior Notes      (B+, B2)         01/15/07       8.875            9,200
          10  American Lawyer Media, Series B,
                Company Guaranteed
                (Callable 12/15/02 @ $104.87)                  (CCC+, B3)       12/15/07       9.750            7,363
         110  AOL Time Warner, Inc.                            (BBB+, Baa1)     04/15/06       6.125          114,797
          50  Comcast Cable Communications, Senior Notes       (BBB, Baa2)      01/30/11       6.750           51,934
          95  Cox Communications, Inc.                         (BBB, Baa2)      11/01/10       7.750          104,423
          30  CSC Holdings, Inc., Senior Notes                 (BB+, Ba1)       12/15/07       7.875           31,806
          60  CSC Holdings, Inc., Series B, Senior Notes       (BB+, Ba1)       04/01/11       7.625           60,762
          10  Frontiervision Holdings LP, Senior Discount
                Notes (Callable 09/15/02 @ $105.937)           (B+, B2)         09/15/07      11.875           10,450
          10  Telemundo Holdings, Inc., Series B,
                Senior Discount Notes
                (Callable 08/15/03 @ $105.75)(5)               (CCC+, B3)       08/15/08      11.500            9,463
          10  Young Broadcasting, Inc., Global Company
                Guaranteed (Callable 03/01/06 @ $105.00)       (B-, B3)         03/01/11      10.000            8,450
                                                                                                           ----------
                                                                                                              453,898
                                                                                                           ----------
MEDICAL PROVIDERS & SERVICES (0.1%)
          15  HCA, Inc.                                        (BB+, Ba1)       06/15/05       6.910           15,693
          10  Magellan Health Services, Inc.,
                Senior Subordinated Notes
                (Callable 02/15/03 @ $104.50)                  (B-, B3)         02/15/08       9.000            9,750
                                                                                                           ----------
                                                                                                               25,443
                                                                                                           ----------

                 See Accompanying Notes to Financial Statements.

       PAR                                                       RATINGS(2)
      (000)                                                    (S&P/MOODY'S)    MATURITY       RATE%          VALUE
      -----                                                    -------------    --------       -----          -----
MOTOR VEHICLES & PARTS (1.2%)
      $  100  DaimlerChrysler NA Holding Corp.,
                Company Guaranteed, Global Notes               (BBB+, A3)       01/18/11       7.750       $  103,887
         100  DaimlerChrysler NA Holdings Corp.                (A-, A3)         01/18/06       7.250          103,493
          30  Visteon Corp., Global Senior Notes               (BBB, Baa2)      08/01/10       8.250           31,503
                                                                                                           ----------
                                                                                                              238,883
                                                                                                           ----------
OIL REFINING (0.2%)
          35  Enterprise Products Partners LP,
                Company Guaranteed                             (BBB, Baa2)      02/01/11       7.500           37,038
                                                                                                           ----------
OIL SERVICES (0.1%)
          25  Forest Oil Corp., Global Senior Notes            (BB, Ba3)        06/15/08       8.000           25,375
                                                                                                           ----------
SECURITIES & ASSET MANAGEMENT (1.1%)
          90  Goldman Sachs Group, Inc., Series EMTN,
                Global Senior Unsubordinated                   (A+, A1)         01/28/10       7.800          100,426
          45  Morgan Stanley Dean Witter, Global Notes         (AA-, Aa3)       06/15/05       7.750           49,940
          55  Morgan Stanley Dean Witter,
                Global Unsubordinated                          (AA-, Aa3)       04/15/06       6.100           57,836
                                                                                                           ----------
                                                                                                              208,202
                                                                                                           ----------
TELEPHONE (2.2%)
          35  AT&T Corp., Global Notes                         (A-, A3)         03/15/09       6.000           34,082
          45  Citizens Communications Co.                      (BBB, Baa2)      05/15/06       8.500           48,655
          70  Citizens Communications Co.                      (BBB, Baa2)      05/15/11       9.250           78,598
          50  Citizens Communications Co.,
                Rule 144A, Notes(3)                            (BBB, Baa2)      08/15/08       7.625           51,770
          25  Intermedia Communications, Inc.,
                Series B, Senior Discount Notes
                (Callable 07/15/02 @ $105.63)                  (BBB+, Baa2)     07/15/07      11.250           24,875
          10  Intermedia Communications, Inc.,
                Series B, Senior Notes
                (Callable 06/01/03 @ $104.30)(5)               (BBB+, Baa2)     06/01/08       8.600           10,200
          50  Level 3 Communications, Inc., Senior Notes
                (Callable 05/01/03 @ $104.563)                 (CCC+, Caa1)     05/01/08       9.125           22,750
          50  Qwest Capital Funding, Inc.,
                Global Company Guaranteed                      (BBB+, Baa1)     02/15/11       7.250           51,293
          40  Sprint Capital Corp., Rule 144A(3)               (BBB+, Baa1)     01/15/07       6.000           39,988
          10  WorldCom, Inc.                                   (BBB+, A3)       05/15/06       8.000           10,836
          30  WorldCom, Inc., Global Notes                     (BBB+, A3)       05/15/10       8.250           32,387
          50  XO Communications, Inc., Senior Discount
                Notes (Callable 04/15/03 @ $104.72)(5)         (CCC+, Caa1)     04/15/08       9.450            5,250
          55  XO Communications, Inc., Senior Notes
                (Callable 12/01/04 @ $105.25)                  (CCC, Caa1)      12/01/09      10.500            9,625
                                                                                                           ----------
                                                                                                              420,309
                                                                                                           ----------
WIRELESS TELECOMMUNICATIONS (1.1%)
        20  Alamosa PCS Holdings, Inc., Co.
                Guaranteed (Callable 02/15/05 @ $106.44)(5)    (CCC, Caa1)      02/15/10      12.875           11,400
        50  AT&T Wireless Group                                (BBB, Baa2)      03/01/06       7.350           53,418
        10  Crown Castle International Corp.
                (Callable 08/01/06 @ $104.69)                  (B, B3)          08/01/11       9.375            8,750

                 See Accompanying Notes to Financial Statements.

       PAR                                                       RATINGS(2)
      (000)                                                    (S&P/MOODY'S)    MATURITY       RATE%          VALUE
      -----                                                    -------------    --------       -----          -----
WIRELESS TELECOMMUNICATIONS (CONTINUED)
      $   10  Dobson Communications Corp., Senior Notes
                (Callable 07/01/05 @ $105.44)                  (B, B3)          07/01/10      10.875      $    10,775
          35  Motorola, Inc., Rule 144A,
                Private Placement Senior Notes(3)              (BBB+, A3)       11/01/11       8.000           35,189
          25  Nextel Communications, Inc., Senior Notes
                (Callable 11/15/04 @ $104.688)                 (B, B1)          11/15/09       9.375           17,625
          20  SBA Communications Corp., Global
                Senior Notes (Callable 02/01/05 @ $105.125)    (B-, B3)         02/01/09      10.250           16,100
          50  Voicestream Wireless Corp., Senior Notes
                (Callable 11/15/04 @ $105.19)                  (A-, Baa1)       11/15/09      10.375           57,250
                                                                                                          -----------
                                                                                                              210,507
                                                                                                          -----------
TOTAL CORPORATE BONDS (Cost $4,414,391)                                                                     4,515,049
                                                                                                          -----------
FOREIGN BONDS (4.0%)
         100  Abitibi-Consolidated Yankee, Inc.                (BBB-, Baa3)     08/01/10       8.550          106,947
          80  British Telecommunications PLC, Global Notes     (A-, Baa1)       12/15/05       7.625           88,395
          20  Cablevision SA, Yankee Notes                     (B, Caa3)        04/30/07      13.750            6,850
          15  Domtar, Inc., Yankee Notes                       (BBB-, Baa3)     10/15/11       7.875           15,383
          44  Federal Republic of Brazil
                (Callable 04/15/02 @ $100.00)                  (B+, B1)         04/15/09       5.500           31,875
          70  France Telecom, Rule 144A(3)                     (BB+, Baa3)      03/01/06       7.200           74,813
          20  Global Crossing Holdings, Ltd.,
                Global Company Guaranteed                      (BB-, B2)        08/01/07       8.700            3,200
          60  Global Crossing Holdings, Ltd.,
                Yankee Company Guaranteed
                (Callable 11/01/04 @ $104.75)                  (BB-, B2)        11/15/09       9.500           10,200
           9  Hidroelectrica Piedra del Aguila SA,
                Series QP, Collateral Trust                    (NR, NR)         06/30/09       8.250            5,459
          50  Koninklijke (Royal) KPN NV,
                Global Senior Unsubordinated                   (BBB-, Baa3)     10/01/10       8.000           42,522
           1  Republic of Argentina, Global Bonds              (B-, Caa1)       02/21/12      12.375              354
         210  Republic of Argentina, Series 2008               (CC, Caa3)       12/19/08       7.000           97,125
          40  Republic of Argentina, Series 2018               (CC, Caa3)       06/19/18      12.250           16,575
           1  Republic of Argentina, Series 2031               (CC, Caa3)       06/19/31      12.000              238
          18  Republic of Brazil, Series 20Yr,
                Restructured Debt Bonds
                (Callable 04/15/02 @ $100.00)                  (BB-, B1)        04/15/14       8.000           12,503
          39  Republic of Philippines, Series B                (BB+, Ba1)       06/01/08       7.500           33,347
          45  Russian Federation, Rule 144A,
                Unsubordinated(3),(7)                          (B, B2)          03/31/30       5.000           21,544
         100  Russian Ministry of Finance,
                Series VI, Debentures                          (B-, B3)         05/14/06       3.000           62,500
           5  Telefonica Europe BV,
                Global Company Guaranteed                      (A+, A2)         09/15/10       7.750            5,448
          25  Telus Corp., Yankee Notes                        (BBB+, Baa2)     06/01/07       7.500           26,899
          40  Telus Corp., Yankee Notes                        (BBB+, Baa2)     06/01/11       8.000           43,677
          55  Tricon Global Restaurant, Senior Notes           (BB, Ba1)        04/15/11       8.875           58,575
          10  Intrawest Corp., Yankee Senior Notes
                (Callable 02/01/05 @ $105.25)                  (B+, B1)         02/01/10      10.500            9,500

                                                                                                          -----------
TOTAL FOREIGN BONDS (Cost $884,310)                                                                           773,929
                                                                                                          -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE BALANCED FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)
October 31, 2001

       PAR                                                       RATINGS(2)
      (000)                                                    (S&P/MOODY'S)    MATURITY       RATE%          VALUE
      -----                                                    -------------    --------       -----          -----
MORTGAGE-BACKED SECURITIES (4.5%)
      $  168  Morgan Stanley Mortgage Trust,
                Series 40, Class 8                             (AAA, Aaa)       07/20/21       7.000      $   171,266
          70  Advanta Mortgage Loan Trust                      (AAA, Aaa)       12/25/20       8.370           75,282
          35  American Express Credit Account
                Master Trust, Series 2000-1, Class A           (AAA, Aaa)       09/17/07       7.200           38,606
         338  Amresco Commercial Mortgage
                Funding Series 1997-C1, Class A1               (AAA, Aaa)       06/17/29       6.730          355,191
         170  California Infrastructure PG&E,
                Series 1997-1, Class A7
                (Callable 09/25/06 @ $100.00)                  (AAA, Aaa)       09/25/08       6.420          183,099
          52  Cendant Mortgage Corp.,
                Series 2000-9, Class A1                        (NR, Aaa)        12/26/30       7.500           53,661
           2  Ginnie Mae Pool #002217X                         (AAA, Aaa)       08/15/03       6.500            1,657
                                                                                                          -----------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $851,987)                                                              878,762
                                                                                                          -----------
UNITED STATES TREASURY OBLIGATIONS (7.5%)
UNITED STATES TREASURY NOTES (7.5%)
         400  United States Treasury Notes                     (AAA, Aaa)       03/31/03       4.250          411,547
          40  United States Treasury Notes                     (AAA, Aaa)       10/31/03       2.750           40,263
         130  United States Treasury Notes                     (AAA, Aaa)       11/15/04       5.875          140,918
         500  United States Treasury Notes                     (AAA, Aaa)       05/15/06       4.625          523,281
         320  United States Treasury Notes                     (AAA, Aaa)       08/15/11       5.000          338,688
                                                                                                          -----------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,436,732)                                                  1,454,697
                                                                                                          -----------
SHORT-TERM INVESTMENT (0.9%)
         170  State Street Bank and Trust Co. Euro Time
         Deposit                                                                11/01/01        2.50
                (Cost $170,000)                                                                               170,000
                                                                                                          -----------

TOTAL INVESTMENTS (99.5%) (Cost $21,569,807(8))                                                            19,408,439

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)                                                                   97,131
                                                                                                          -----------

NET ASSETS (100.0%)                                                                                       $19,505,570
                                                                                                          ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
 (1) Non-income producing security.
 (2) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, these securities amounted to a value of $626,075 or 3.2% of net assets.
 (4) Subsequent to year end, security defaulted.
 (5) Step Bond - The interest as of October 31, 2001 is 0% and will reset to the interest rate shown at a future date.
 (6) Security in default.
 (7) Variable rate obligations - The interest rate shown is the rate as of October 31, 2001.
 (8) Cost for federal income tax purposes is $21,616,455.

                 See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2001

                                                                                          CAPITAL
                                                                                      APPRECIATION FUND
                                                                                     -----------------
ASSETS
     Investments at value (Cost $1,003,964,155, $148,532,094,
        $168,755,738, $227,428,354 and $21,569,807, respectively)                        $ 926,355,383
     Cash                                                                                          906
     Foreign currency (Cost $0, $0, $0, $0 and $9, respectively)                                    --
     Receivable for fund shares sold                                                           986,631
     Dividend, interest and reclaim receivable                                                 224,092
     Receivable for investments sold                                                                --
     Receivable from investment adviser                                                             --
     Prepaid expenses and other assets                                                          40,758
                                                                                         -------------
        Total Assets                                                                       927,607,770
                                                                                         -------------
LIABILITIES
     Due to custodian                                                                               --
     Advisory fee payable                                                                      562,897
     Administrative services fee payable                                                       138,179
     Director's fee payable                                                                      3,275
     Payable for fund shares redeemed                                                        1,287,082
     Payable for investments purchased                                                         172,550
     Other accrued expenses payable                                                            327,267
                                                                                         -------------
        Total Liabilities                                                                    2,491,250
NET ASSETS                                                                               -------------
     Capital stock, $0.001 par value                                                            56,954
     Paid-in capital                                                                     1,185,502,336
     Accumulated undistributed net investment income                                                --
     Accumulated net realized gain (loss) from investments
        and foreign currency transactions                                                 (182,833,998)
     Net unrealized appreciation (depreciation) from investments
        and foreign currency translations                                                  (77,608,772)
                                                                                         -------------
     Net Assets                                                                          $ 925,116,520
COMMON SHARES                                                                            =============
     Net assets                                                                           $899,234,423
     Shares outstanding                                                                     55,417,998
                                                                                         -------------
     Net asset value, offering price and redemption price per share                      $       16.23
                                                                                         =============
ADVISOR SHARES
     Net assets                                                                          $  25,882,097
     Shares outstanding                                                                      1,635,955
                                                                                         -------------
     Net asset value, offering price and redemption price per share                      $       15.82
                                                                                         =============
A SHARES
     Net assets                                                                                    N/A
     Shares outstanding                                                                            N/A
                                                                                         -------------
     Net asset value and redemption price per share                                                N/A
     Maximum offering price per share                                                    =============
        (net asset value/(1-5.75%))                                                                N/A
                                                                                         =============
B SHARES
     Net assets                                                                                    N/A
     Shares outstanding                                                                            N/A
                                                                                         -------------
     Net asset value and offering price per share                                                  N/A
                                                                                         =============
C SHARES
     Net assets                                                                                    N/A
     Shares outstanding                                                                            N/A
                                                                                         -------------
     Net asset value and offering price per share                                                  N/A
                                                                                         =============
D SHARES
     Net assets                                                                                    N/A
     Shares outstanding                                                                            N/A
                                                                                         -------------
     Net asset value,offering price andredemptionprice per share                                   N/A
                                                                                         =============

                 See Accompanying Notes to Financial Statements.

                                                                                       LARGE CAP       STRATEGIC          BALANCED
                                                                   BLUE CHIP FUND     VALUE FUND       VALUE FUND           FUND
                                                                   --------------    ------------     ------------      ------------
ASSETS
     Investments at value (Cost $1,003,964,155, $148,532,094,
       $168,755,738, $227,428,354 and $21,569,807, respectively)    $ 163,611,368    $206,312,465     $255,360,153      $19,408,439
     Cash                                                                      --             985              307              703
     Foreign currency (Cost $0, $0, $0, $0and $9, respectively)                --              --               --                8
     Receivable for fund shares sold                                       46,696         128,023          682,103            1,904
     Dividend, interest and reclaim receivable                            154,894         351,053          296,868          143,977
     Receivable for investments sold                                      220,393       7,241,413               --          100,779
     Receivable from investment adviser                                        --              --               --           17,795
     Prepaid expenses and other assets                                     47,536          49,264           27,921           14,002
                                                                   --------------    ------------     ------------      -----------
        Total Assets                                                  164,080,887     214,083,203      256,367,352       19,687,607
                                                                   --------------    ------------     ------------      -----------

LIABILITIES
     Due to custodian                                                      42,390              --               --               --
     Advisory fee payable                                                   7,689          94,615          168,826               --
     Administrative services fee payable                                   60,086          72,601           40,643            6,966
     Director's fee payable                                                   500           1,025            3,300            3,151
     Payable for fund shares redeemed                                     126,676           3,070          127,848           60,675
     Payable for investments purchased                                         --              --               --           80,024
     Other accrued expenses payable                                       137,096         147,981          117,798           31,221
                                                                   --------------    ------------     ------------      -----------
        Total Liabilities                                                 374,437         319,292          458,415          182,037
                                                                   --------------    ------------     ------------      -----------
NET ASSETS
     Capital stock, $0.001 par value                                       10,903          10,723           18,357            2,056
     Paid-in capital                                                  150,052,257     160,115,543      221,065,622       21,994,419
     Accumulated undistributed net investment income                           --         262,734           39,915           43,772
     Accumulated net realized gain (loss) from investments
        and foreign currency transactions                             (1,435,984)      15,818,184        6,853,243         (373,275)
     Net unrealized appreciation (depreciation) from investments
        and foreign currency translations                              15,079,274      37,556,727       27,931,800       (2,161,402)
                                                                   --------------    ------------     ------------      -----------
        Net Assets                                                  $ 163,706,450    $213,763,911     $255,908,937      $19,505,570
                                                                   ==============    ============     ============      ===========
COMMON SHARES
     Net assets                                                     $  1,394,719     $  3,420,848     $219,223,226      $19,435,241
     Shares outstanding                                                   92,095          171,442       17,474,656        2,048,225
                                                                   --------------    ------------     ------------      -----------
     Net asset value, offering price and redemption price per share $      15.14     $      19.95     $      12.55      $      9.49
                                                                   ==============    ============     ============      ===========
ADVISOR SHARES
     Net assets                                                              N/A             N/A      $ 36,685,711      $    70,329
     Shares outstanding                                                      N/A             N/A         2,923,027            7,422
                                                                   --------------    ------------     ------------      -----------
     Net asset value, offering price and redemption price per share          N/A             N/A      $      12.55      $      9.48
                                                                   ==============    ===========      ============      ===========
A SHARES
     Net assets                                                     $102,934,525     $133,664,653              N/A              N/A
     Shares outstanding                                                6,788,147        6,695,850              N/A              N/A
                                                                   --------------    ------------     ------------      -----------
     Net asset value and redemption price per share                 $      15.16     $      19.96              N/A              N/A
                                                                   ==============    ============     ============      ===========
     Maximum offering price per share
        (net asset value/(1-5.75%))                                 $      16.08     $      21.18              N/A              N/A
                                                                   ==============    ============     ============      ===========
B SHARES
     Net assets                                                     $ 35,269,653     $ 33,087,079              N/A              N/A
     Shares outstanding                                                2,428,211        1,672,580              N/A              N/A
                                                                   --------------    ------------     ------------      -----------
     Net asset value and offering price per share                   $      14.52     $      19.78              N/A              N/A
                                                                   ==============    ============     ============      ===========
C SHARES
     Net assets                                                     $  4,220,216     $  1,916,046              N/A              N/A
     Shares outstanding                                                  290,615           97,204              N/A              N/A
                                                                   --------------    ------------     ------------      -----------
     Net asset value and offering price per share                   $      14.52     $      19.71              N/A              N/A
                                                                   ==============    ============     ============      ===========
D SHARES
     Net assets                                                     $ 19,887,337     $ 41,675,285              N/A              N/A
     Shares outstanding                                                1,304,417        2,086,207              N/A              N/A
                                                                   --------------    ------------     ------------      -----------
     Net asset value,offering price and redemption price per share  $      15.25     $      19.98              N/A              N/A
                                                                   ==============    ============     ============      ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2001

                                                                                              CAPITAL
                                                                                         APPRECIATION FUND
                                                                                         -----------------
INVESTMENT INCOME
     Dividends                                                                            $   7,920,328
     Interest                                                                                 3,830,279
     Foreign taxes withheld                                                                     (24,672)
                                                                                          -------------
        Total investment income                                                              11,725,935
                                                                                          -------------
EXPENSES
     Investment advisory fees                                                                 9,141,750
     Administrative services fees                                                             2,278,358
     Shareholder servicing/Distribution fees                                                    154,153
     Transfer agent fees                                                                        923,697
     Printing fees                                                                              227,493
     Custodian fees                                                                             151,373
     Registration fees                                                                          117,020
     Legal fees                                                                                  62,465
     Audit fees                                                                                  36,525
     Directors fees                                                                              17,653
     Insurance expense                                                                           16,719
     Interest expense                                                                            14,869
     Miscellaneous expense                                                                       27,727
                                                                                          -------------
                                                                                             13,169,802
     Less: fees waived, expenses reimbursed and transfer agent offsets                          (54,641)
                                                                                          -------------
        Total expenses                                                                       13,115,161
                                                                                          -------------
          Net investment income (loss)                                                       (1,389,226)
                                                                                          -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
     Net realized gain (loss) from investments                                             (179,638,470)
     Net change in unrealized appreciation (depreciation) from investments                 (438,019,325)
     Net change in unrealized appreciation from foreign currency transactions                        --
                                                                                          -------------
     Net realized and unrealized loss from investments
        and foreign currency related items                                                 (617,657,795)
                                                                                          -------------
     Net decrease in net assets resulting from operations                                 $(619,047,021)
                                                                                          =============

                 See Accompanying Notes to Financial Statements.

                                                                                   LARGE CAP         STRATEGIC          BALANCED
                                                               BLUE CHIP FUND      VALUE FUND        VALUE FUND           FUND
                                                              ---------------    -------------       ----------         -----------
INVESTMENT INCOME
     Dividends                                                 $  2,191,888      $  4,545,813       $  4,759,004       $   129,338
     Interest                                                       137,586           236,773            675,049           745,325
     Foreign taxes withheld                                          (9,605)             (825)           (26,159)             (453)
                                                               ------------      ------------       ------------       -----------
        Total investment income                                   2,319,869         4,781,761          5,407,894           874,210
                                                               ------------      ------------       ------------       -----------
EXPENSES
     Investment advisory fees                                     1,270,756         1,400,402          2,186,298           222,936
     Administrative services fees                                   285,756           337,679            530,518            57,120
     Shareholder servicing/Distribution fees                        813,187           786,266            203,985            62,093
     Transfer agent fees                                            221,508           204,325            334,952            47,655
     Printing fees                                                   25,780            86,925             53,013            15,692
     Custodian fees                                                  16,431            20,842             42,774            11,606
     Registration fees                                               39,999            30,060             50,920            36,259
     Legal fees                                                      66,000            27,207             34,297            29,143
     Audit fees                                                      17,771            20,214             32,785            17,325
     Directors fees                                                   7,326             3,209             17,837            17,857
     Insurance expense                                                4,343             6,999              9,184             3,718
     Interest expense                                                 1,112             1,557             10,804               330
     Miscellaneous expense                                            5,210            21,123             11,634             4,455
                                                               ------------      ------------       ------------       -----------
                                                                  2,775,179         2,946,808          3,519,001           526,189
     Less: fees waived, expenses reimbursed and transfer
             agent offsets                                         (235,651)         (254,835)           (13,039)         (191,618)
                                                               ------------      ------------       ------------       -----------
        Total expenses                                            2,539,528         2,691,973          3,505,962           334,571
                                                               ------------      ------------       ------------       -----------
          Net investment income (loss)                             (219,659)        2,089,788          1,901,932           539,639
                                                               ------------      ------------       ------------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY RELATED ITEMS
     Net realized gain (loss) from investments                   (1,435,984)       15,244,162          7,371,839          (372,336)
     Net change in unrealized appreciation (depreciation) from
          investments                                           (70,206,724)      (42,695,915)       (24,159,539)       (3,725,549)
     Net change in unrealized appreciation from foreign currency
          transactions                                                   --                --                 --                29
                                                               ------------      ------------       -------------      ------------
     Net realized and unrealized loss from investments
        and foreign currency related items                      (71,642,708)      (27,451,753)       (16,787,700)       (4,097,856)
                                                               ------------      ------------       -------------      ------------
     Net decrease in net assets resulting from operations      $(71,862,367)     $(25,361,965)      $(14,885,768)      $(3,558,217)
                                                               ============      ============       =============      ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                       CAPITAL APPRECIATION FUND                  BLUE CHIP FUND
                                   ------------------------------------  -----------------------------------
                                    FOR THE YEAR         FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                       ENDED                 ENDED            ENDED              ENDED
                                   OCTOBER 31,2001     OCTOBER 31, 2000  OCTOBER 31, 2001   OCTOBER 31, 2000
                                   ----------------  ------------------  ----------------   ----------------
FROM OPERATIONS
     Net investment income (loss)   $   (1,389,226)   $   (2,888,782)     $   (219,659)     $   (683,410)

     Net realized gain (loss)
        from investments
        and foreign currency
          transactions                (179,638,470)      237,925,562        (1,435,984)       10,093,654
     Net change in unrealized
        appreciation
        (depreciation) from
          investments and
        foreign currency
          translations                (438,019,325)       74,622,990       (70,206,724)       16,397,007
                                   ----------------   --------------      -------------     ------------
     Net increase (decrease) in
        net assets resulting
          from operations             (619,047,021)      309,659,770       (71,862,367)       25,807,251
                                   ----------------   --------------      -------------     ------------
FROM DIVIDENDS AND DISTRIBUTIONS
     Dividends from net
        investment income
        Common Class Shares                     --                --                --                --
        Advisor Class Shares                    --                --                --                --
        Class A shares                          --                --                --                --
        Class B shares                          --                --                --                --
        Class C shares                          --                --                --                --
        Class D shares                          --                --                --                --
     Distributions from net
        realized gains
        Common Class Shares           (232,592,867)     (114,581,024)          (45,256)               --
        Advisor Class Shares            (4,525,794)       (2,730,915)               --                --
        Class A shares                          --                --        (6,746,718)      (10,289,314)
        Class B shares                          --                --        (2,198,411)       (2,597,317)
        Class C shares                          --                --          (193,467)               --
        Class D shares                          --                --          (979,745)         (475,552)
                                   ----------------   --------------      -------------     ------------
        Net decrease in net
          assets from
          dividends and
             distributions            (237,118,661)     (117,311,939)      (10,163,597)      (13,362,183)
                                   ----------------   --------------      -------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares      352,601,406       771,966,396        47,862,404        69,756,762
     Reinvestment of dividends
        and
        distributions                  229,020,605       106,986,590         9,175,334        11,989,916
     Net asset value of shares
        redeemed                      (452,544,375)     (454,064,808)      (49,927,330)      (28,868,948)
                                   ----------------   --------------      -------------     ------------
        Net increase (decrease)
          in net assets
        from capital share
          transactions:                129,077,636       424,888,178         7,110,408        52,877,730
                                   ----------------   --------------      -------------     ------------
     Net increase (decrease) in
        net assets                    (727,088,046)      617,236,009       (74,915,556)       65,322,798
NET ASSETS
     Beginning of year               1,652,204,566     1,034,968,557       238,622,006       173,299,208
                                   ----------------   --------------      -------------     ------------
     End of year                    $  925,116,520    $1,652,204,566      $163,706,450      $238,622,006
                                   ================   ==============      =============     ============
     ACCUMULATED NET INVESTMENT
        INCOME                      $           --    $           --      $         --      $         --
                                   ================   ==============      =============     ============

                 See Accompanying Notes to Financial Statements.

                                      LARGE CAP VALUE FUND              STRATEGIC VALUE FUND                 BALANCED FUND
                                --------------------------------- -------------------------------- ---------------------------------
                                   FOR THE YEAR     FOR THE YEAR    FOR THE YEAR   FOR THE YEAR      FOR THE YEAR    FOR THE YEAR
                                       ENDED            ENDED           ENDED          ENDED             ENDED           ENDED
                                OCTOBER 31, 2001 OCTOBER 31, 2000 OCTOBER 31,2001 OCTOBER 31, 2000 OCTOBER 31, 2001 OCTOBER 31, 2000
                                ---------------- ---------------- --------------- ---------------- ---------------- ----------------
FROM OPERATIONS
     Net investment income
       (loss)                   $     2,089,788  $     1,610,113  $   1,901,932   $    2,351,175   $       539,639  $       599,963

     Net realized gain (loss)
        from investments
        and foreign currency
        transactions                 15,244,162       21,677,713      7,371,839       39,783,864          (372,336)       3,526,457
     Net change in unrealized
        appreciation
        (depreciation) from
        investments and
        foreign currency
        translations                (42,695,915)      (3,306,323)   (24,159,539)     (37,443,839)       (3,725,520)      (1,581,193)
                                ---------------- ---------------- --------------- ---------------- ---------------- ----------------
        Net increase (decrease)
          in net assets
          resulting
          from operations           (25,361,965)      19,981,503    (14,885,768)       4,691,200        (3,558,217)       2,545,227
                                ---------------- ---------------- --------------- ---------------- ---------------- ----------------
FROM DIVIDENDS AND DISTRIBUTIONS
     Dividends from net
      investment income
        Common Class Shares             (18,349)            (118)    (1,809,160)      (2,329,612)         (544,611)        (602,587)
        Advisor Class Shares                 --               --        (94,568)        (100,448)           (1,271)          (2,189)
        Class A shares               (1,351,242)        (855,863)            --               --                --               --
        Class B shares                  (82,889)              --             --               --                --               --
        Class C shares                   (3,707)            (436)            --               --                --               --
        Class D shares                 (528,735)        (343,577)            --               --                --               --
     Distributions from net
      realized gains
        Common Class Shares              (8,726)              --    (34,194,577)    (103,988,288)       (3,491,936)      (3,994,518)
        Advisor Class Shares                 --               --     (5,702,373)     (14,935,526)           (8,188)         (27,294)
        Class A shares              (14,073,743)      (5,060,415)            --               --                --               --
        Class B shares               (3,586,179)      (1,204,657)            --               --                --               --
        Class C shares                  (48,654)              --             --               --                --               --
        Class D shares               (3,943,625)      (1,367,048)            --               --                --               --
                                ---------------- ---------------- --------------- ---------------- ---------------- ----------------
        Net decrease in net
          assets from
          dividends and
          distributions             (23,645,849)      (8,832,116)   (41,800,678)    (121,353,874)       (4,046,006)      (4,626,588)
                                ---------------- ---------------- --------------- ---------------- ---------------- ----------------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of share     27,258,454       24,344,173     62,788,635       69,932,188         6,442,466        8,511,499
     Reinvestment of dividends
        and distributions            20,868,471        7,866,207     41,146,267      118,061,173         3,972,427        4,297,386
     Net asset value of shares
        redeemed                    (36,719,870)     (55,503,281)   (88,739,277)    (447,785,129)       (9,795,878)     (17,307,684)
                                ---------------- ---------------- --------------- ---------------- ---------------- ----------------
        Net increase (decrease)
          in net assets
          from capital share
          transactions:              11,407,055      (23,292,901)    15,195,625     (259,791,768)          619,015       (4,498,799)
                                ---------------- ---------------- --------------- ---------------- ---------------- ----------------
     Net increase (decrease) in
        net assets                  (37,600,759)     (12,143,514)   (41,490,821)    (376,454,442)       (6,985,208)      (6,580,160)
NET ASSETS
     Beginning of year              251,364,670      263,508,184    297,399,758      673,854,200        26,490,778       33,070,938
                                ---------------- ---------------- --------------- ---------------- ---------------- ----------------
     End of year                $   213,763,911  $   251,364,670  $ 255,908,937   $  297,399,758   $    19,505,570  $    26,490,778
                                ================ ================ =============== ================ ================ ================
     ACCUMULATED NET INVESTMENT
        INCOME                  $       262,734  $     1,212,938  $      39,915   $       15,908   $        43,772  $        49,217
                                ================ ================ =============== ================ ================ ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                        -----------------------------------------------------------

                                                            2001         2000        1999            1998      1997
                                                            ----         ----        ----            ----      ----

PER SHARE DATA
  Net asset value, beginning of period                   $  30.57    $    25.82   $    19.52     $  21.09    $  17.95
                                                         --------    ----------   ----------     --------    --------

INVESTMENT OPERATIONS
  Net investment income (loss)                              (0.02)        (0.05)       (0.05)        0.01        0.11
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                         (10.04)         7.72         7.27         2.31        4.93
                                                         --------    ----------   ----------     --------    --------
      Total from investment operations                     (10.06)         7.67         7.22         2.32        5.04
                                                         --------    ----------   ----------     --------    --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         --            --        (0.01)       (0.08)      (0.10)
  Distributions from net realized gains                     (4.28)        (2.92)       (0.91)       (3.81)      (1.80)
                                                         --------    ----------   ----------     --------    --------
      Total dividends and distributions                     (4.28)        (2.92)       (0.92)       (3.89)      (1.90)
                                                         --------    ----------   ----------     --------    --------
NET ASSET VALUE, END OF PERIOD                           $  16.23    $    30.57   $    25.82     $  19.52    $  21.09
                                                         ========    ==========   ==========     ========    ========
      Total return                                         (37.59)%       31.50%       38.28%       12.75%      30.98%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $899,234    $1,618,147   $1,005,670     $646,657    $587,091
    Ratio of expenses to average net assets1                 0.99%         0.98%        1.01%        1.00%       1.01%
    Ratio of net income (loss) to average
      net assets                                            (0.09)%       (0.19)%      (0.23)%       0.05%       0.54%
  Portfolio turnover rate                                     100%          140%         144%         169%        238%

----------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00%, .02%, .01%, .00%, and .01% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were .99%, .96%, 1.00%, 1.00% and 1.00% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                        -----------------------------------------------------------
                                                            2001       2000        1999        1998        1997
                                                         --------    -------      ------      ------      ------
PER SHARE DATA
  Net asset value, beginning of period                   $ 29.88     $ 25.28     $ 19.21     $ 20.82     $ 17.73
                                                         --------    -------     -------     -------     -------
INVESTMENT OPERATIONS
  Net investment income (loss)                             (0.12)      (0.21)      (0.20)      (0.09)       0.02
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                         (9.81)       7.58        7.18        2.29        4.89
                                                         --------    --------   --------    --------     -------
      Total from investment operations                     (9.93)       7.37        6.98        2.20        4.91
                                                         --------    --------   --------    --------     -------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                        --          --          --          --       (0.01)
  Distributions from net realized gains                    (4.13)      (2.77)      (0.91)      (3.81)      (1.81)
                                                         --------    --------   ---------   ---------    --------
      Total dividends and distributions                    (4.13)      (2.77)      (0.91)      (3.81)      (1.82)
                                                         --------    --------   ---------   ---------    --------
NET ASSET VALUE, END OF PERIOD                           $ 15.82     $ 29.88     $ 25.28     $ 19.21     $ 20.82
                                                         ========    ========   ========    ========     ========

      Total return                                        (37.91)%     30.83%      37.62%      12.23%      30.37%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $25,882     $34,058     $29,299     $26,836     $34,601
    Ratio of expenses to average net assets(1)              1.49%       1.48%       1.51%       1.43%       1.48%
    Ratio of net income (loss) to average net assets       (0.62)%     (0.69)%     (0.73)%      0.39%       0.08%
  Portfolio turnover rate                                    100%        140%        144%        169%        238%

----------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .00%, .02%, .01%, .00%, and .00% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.49%, 1.46%, 1.50%, 1.43%, and 1.48% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                              COMMON CLASS SHARE                    CLASS D SHARE
                                                         ------------------------------     ------------------------------
                                                         FOR THE YEAR ENDED OCTOBER 31,     FOR THE YEAR ENDED OCTOBER 31,
                                                         ------------------------------     ------------------------------
                                                            2001            2000(1)        2001          2000        1999(2)
                                                            ----            -------        ----          ----        ------
PER-SHARE DATA
  Net asset value, beginning of period                     $22.55           $22.55        $  22.60     $  21.27       $20.29
                                                           ------           ------        --------     --------       ------

INVESTMENT OPERATIONS
  Net investment income (loss)                               0.01(3)         (0.02)(3)        0.05(3)      0.02(3)      0.01(3)
  Net gain (loss) on
    investments and foreign
    currency related items (both
    realized and unrealized)                                (6.47)            0.02           (6.45)        2.92         0.97
                                                           ------           ------        --------     --------       ------
      Total from investment activities                      (6.46)              --           (6.40)        2.94         0.98
                                                           ------           ------        --------     --------       ------

LESS DISTRIBUTIONS
  Distributions from net realized gains                     (0.95)              --           (0.95)       (1.61)          --
                                                           ------           ------        --------     --------       ------
NET ASSET VALUE, END OF PERIOD                             $15.14           $22.55        $  15.25     $  22.60       $21.27
                                                           ======           ======        ========     =========      ======
      Total return                                         (29.66)%           0.00%         (29.34)%      14.69%        4.83%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $1,395           $1,002        $ 19,887     $ 23,029       $4,839
    Ratio of expenses to average net assets(4)               1.10%            0.27%(4)        0.85%        0.85%        1.17%(4)
    Ratio of net income (loss) to average net assets         0.05%           (0.11)%(4)       0.29%        0.07%        0.07%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                   0.14%              --            0.12%          --           --
Portfolio turnover rate                                        17%              26%             17%          26%          35%

----------
(1) For the period August 1, 2000 (inception date) through October 31, 2000.

(2) For the period May 13, 1999 (inception date) through October 31, 1999.

(3) Per share information is calculated using the average share outstanding method.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                              COMMON CLASS SHARE                    CLASS D SHARE
                                                         -----------------------------      ------------------------------
                                                         FOR THE YEAR ENDED OCTOBER 31,     FOR THE YEAR ENDED OCTOBER 31,
                                                         ------------------------------     ------------------------------
                                                            2001            2000(1)        2001          2000        1999(2)
                                                            ----            ------         ----          ----        ------
PER-SHARE DATA
  Net asset value, beginning of period                     $24.63           $22.44        $ 24.64      $ 23.50        $23.73
                                                           ------           ------        -------      -------        ------
INVESTMENT OPERATIONS
  Net investment income                                      0.19(3)          0.02(3)        0.26(3)      0.23(3)      0.10(3)
  Net gain (loss) on
    investments and foreign
    currency related items (both
    realized and unrealized)                                (2.52)            2.21          (2.54)        1.78         (0.26)
                                                           ------           ------        -------      -------        ------
      Total from investment activities                      (2.33)            2.23          (2.28)        2.01         (0.16)
                                                           ------           ------        -------      -------        ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Distributions from net investment income                  (0.22)           (0.04)         (0.25)       (0.18)        (0.07)
  Distributions from net realized gains                     (2.13)              --          (2.13)       (0.69)           --
                                                           ------           ------        -------      -------        ------
    Total dividends and distributions                       (2.35)           (0.04)         (2.38)       (0.87)        (0.07)
                                                           ------           ------        -------      -------        ------
NET ASSET VALUE, END OF PERIOD                             $19.95           $24.63        $ 19.98      $ 24.64        $23.50
                                                           ======           ======        =======      =======        ======
      Total return                                         (10.51)%           9.96%        (10.30)%       8.75%        (0.69)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $3,421           $   96        $41,675      $46,708       $48,152
    Ratio of expenses to average net assets(4)               1.03%            0.43%(4)       0.79%        0.80%         0.97%(4)
    Ratio of net income to average net assets                0.86%            0.07%(4)       1.19%        1.00%         0.99%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                   0.18%              --           0.11%          --            --
Portfolio turnover rate                                         38%             55%            38%         55%            25%

----------
(1) For the period August 1, 2000 (inception date) through October 31, 2000.

(2) For the period April 30, 1999 (inception date) through October 31, 1999.

(3) Per share information is calculated using the average shares outstanding method.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                             -------------------------------------------------------------------
                                                                2001     2000       1999       1998       1997(1)        1997(2)
                                                                ----     ----       ----       ----       -------        -------
PER SHARE DATA
  Net asset value, beginning
    of period                                                $  15.49  $  18.93   $  16.97   $  18.56    $  18.44       $  14.90
                                                             --------  --------   --------   --------    --------       --------

INVESTMENT OPERATIONS
  Net investment income                                          0.10      0.11       0.13       0.14        0.02           0.14
  Net gain (loss) on investments
    and foreign currency related
    items (both realized and
    unrealized)                                                 (0.86)     0.70       2.49       1.36        0.14           3.53
                                                             --------  --------   --------   --------    --------       --------
      Total from investment operations                          (0.76)     0.81       2.62       1.50        0.16           3.67
                                                             --------  --------   --------   --------    --------       --------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                                                      (0.10)    (0.11)     (0.13)     (0.14)      (0.04)         (0.13)
  Distributions from net realized
    gains                                                       (2.08)    (4.14)     (0.53)     (2.95)         --             --
                                                             --------  --------   --------   --------    --------       --------
      Total dividends and distributions                         (2.18)    (4.25)     (0.66)     (3.09)      (0.04)          (.13)
                                                             --------  --------   --------   --------    --------       --------
NET ASSET VALUE, END OF PERIOD                               $  12.55  $  15.49   $  18.93   $  16.97    $  18.56       $  18.44
                                                             ========  ========   ========   ========    ========       ========
      Total return                                              (5.14)%    5.99%     15.77%      9.11%       0.85%(3)      24.78%(3)
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                                           $219,223  $254,842   $602,282   $703,808    $608,205       $601,159
    Ratio of expenses to average
      net assets(4)                                              1.13%     1.16%      1.14%      1.19%       1.18%(3)       1.15%(3)
    Ratio of net income to average
      net assets                                                 0.72%     0.67%      0.65%      0.83%       0.75%(3)        .80%(3)
  Portfolio turnover rate                                          38%       49%        78%        78%         19%           148%

----------
(1) For the two months ended October 31, 1997.

(2) For the year ended August 31, 1997.

(3) Annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00%, and .02% for the years ended October 31, 2001 and 2000, respectively. These arrangements had no effect on the funds expense ratios for the previous periods. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.13% and 1.14% for the years ended October 31, 2001 and 2000, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------------
                                                                2001     2000       1999       1998       1997(1)        1997(2)
                                                                ----     ----       ----       ----       -------        -------
PER SHARE DATA
  Net asset value,
    beginning of period                                       $ 15.49  $ 18.92    $ 16.96    $ 18.55     $ 18.42         $ 14.88
                                                              -------  -------    -------    -------     -------         -------

INVESTMENT OPERATIONS
  Net investment income                                          0.03     0.01       0.03       0.10        0.01            0.07
  Net gain (loss) on investments
    and foreign currency related
    items (both realized and
    unrealized)                                                 (0.86)    0.73       2.49       1.35        0.14            3.55
                                                              -------  -------    -------    -------     -------         -------
      Total from investment operations                          (0.83)    0.74       2.52       1.45        0.15            3.62
                                                              -------  -------    -------    -------     -------         -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                                                      (0.03)   (0.03)     (0.03)     (0.09)      (0.02)          (0.08)
  Distributions from net realized
    gains                                                       (2.08)   (4.14)     (0.53)     (2.95)         --              --
                                                              -------  -------    -------    -------     -------         -------
      Total dividends and distributions                         (2.11)   (4.17)     (0.56)     (3.04)      (0.02)          (0.08)
                                                              -------  -------    -------    -------     -------         -------
NET ASSET VALUE, END OF PERIOD                                $ 12.55  $ 15.49    $ 18.92    $ 16.96     $ 18.55         $ 18.42
                                                              =======  =======    =======    =======     =======         =======
      Total return                                              (5.63)%   5.47%     15.20%      8.70%       0.81%(3)       24.37%(3)
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                                            $36,686  $42,558    $71,572    $96,397     $87,929         $84,867
    Ratio of expenses to average
      net assets(4)                                              1.63%    1.66%      1.64%      1.55%       1.58%(3)        1.54%(3)
    Ratio of net income to average
      net assets                                                 0.22%    0.17%      0.15%      0.47%       0.35%(3)        0.43%(3)
  Portfolio turnover rate                                          38%      49%        78%        78%         19%            148%

----------
(1) For the two months ended October 31, 1997.

(2) For the year ended August 31, 1997.

(3) Annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .00%, .02%, and .01% for the years ended October 31, 2001, 2000, and 1999, respectively. These arrangements had no effect on the funds expense ratios for the previous periods. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.63%, 1.64%, and 1.63% for the years ended October 31, 2001, 2000, and 1999, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE BALANCED FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                               -----------------------------------------------------------------
                                                                2001     2000       1999       1998       1997(1)        1997(2)
                                                                ----     ----       ----       ----       -------        -------
PER SHARE DATA
  Net asset value,
    beginning of period                                       $ 13.05  $ 13.88    $ 13.50    $ 14.38     $ 14.24         $ 11.94
                                                              -------  -------    -------    -------     -------         -------
INVESTMENT OPERATIONS
  Net investment income                                          0.25     0.27       0.27       0.25        0.03            0.23
  Net gain (loss) on investments
    and foreign currency related
    items (both realized and
    unrealized)                                                 (1.84)    0.82       1.45       0.42        0.16            2.46
                                                              -------  -------    -------    -------     -------         -------
      Total from investment operations                          (1.59)    1.09       1.72       0.67        0.19            2.69
                                                              -------  -------    -------    -------     -------         -------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                                                      (0.25)   (0.27)     (0.28)     (0.26)      (0.05)          (0.24)
  Distributions from net realized
    gains                                                       (1.72)   (1.65)     (1.06)     (1.29)         --           (0.15)
                                                              -------  -------    -------    -------     -------         -------
      Total dividends and distributions                         (1.97)   (1.92)     (1.34)     (1.55)      (0.05)          (0.39)
                                                              -------  -------    -------    -------     -------         -------
NET ASSET VALUE, END OF PERIOD                                $  9.49  $ 13.05    $ 13.88    $ 13.50     $ 14.38         $ 14.24
                                                              =======  =======    =======    =======     =======         =======
      Total return                                             (13.67)%   8.51%     13.61%      5.33%       1.30%(3)       23.03%(3)
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                                            $19,435  $26,435    $32,805    $35,542     $38,294         $38,926
    Ratio of expenses to average
      net assets(4)                                              1.35%    1.37%      1.35%      1.35%       1.35%(3)        1.35%(3)
    Ratio of net income to average
      net assets                                                 2.18%    2.02%      1.94%      1.76%       1.38%(3)        1.76%(3)
    Decrease reflected in above
      operating expenseratios due to
      waivers/reimbursements                                     0.77%    0.63%      0.62%      0.62%       0.68%(3)        0.55%(3)
  Portfolio turnover rate                                         149%      75%       116%       132%         15%            120%

----------
(1) For the two months ended October 31, 1997.

(2) For the year ended August 31, 1997.

(3) Annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00% and .02% for the years ended October 31, 2001 and 2000, respectively, These arrangements had no effect on the funds expense ratios for the previous periods. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.35% for the years ended October 31, 2001 and 2000, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE BALANCED FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                               -----------------------------------------------------------------
                                                                2001     2000       1999       1998       1997(1)        1997(2)
                                                                ----     ----       ----       ----       -------        -------
PER SHARE DATA
  Net asset value,
    beginning of period                                        $13.03  $13.85      $13.47    $14.37       $14.22          $11.94
                                                               ------  ------      ------    ------       ------          ------

INVESTMENT OPERATIONS
  Net investment income                                          0.12    0.38        0.26      0.21         0.03           (0.02)
  Net gain (loss) on investments
    and foreign currency related
    items (both realized and
    unrealized)                                                 (1.74)   0.64        1.43      0.41         0.16            2.67
                                                               ------  ------      ------    ------       ------          ------
      Total from investment operations                          (1.62)   1.02        1.69      0.62         0.19            2.65
                                                               ------  ------      ------    ------       ------          ------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                                                      (0.21)  (0.19)     (0. 25)    (0.23)       (0.04)          (0.22)
  Distributions from net realized
    gains                                                       (1.72)  (1.65)      (1.06)    (1.29)          --           (0.15)
                                                               ------  ------      ------    ------       ------          ------
      Total dividends and distributions                         (1.93)  (1.84)      (1.31)    (1.52)       (0.04)          (0.37)
                                                               ------  ------      ------    ------       ------          ------
NET ASSET VALUE, END OF PERIOD                                 $ 9.48  $13.03      $13.85    $13.47       $14.37          $14.22
                                                               ======  ======      ======    ======       ======          ======
      Total return                                             (13.87)%  7.95%      13.37%     4.93%        1.30%(3)       22.66%(3)
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                                             $   70  $   55      $  265    $  168       $  158          $  149
    Ratio of expenses to average
      net assets(4)                                              1.61%   1.62%       1.60%     1.60%        1.60%(3)        1.60%(3)
    Ratio of net income to average
      net assets                                                 1.87%   1.77%       1.69%     1.52%        1.13%(3)        1.53%(3)
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                                     0.77%   0.63%       0.63%     1.19%        1.35%(3)        1.21%(3)
  Portfolio turnover rate                                         149%     75%        117%      132%          15%            120%

----------
(1) For the two months ended October 31, 1997.

(2) For the year ended August 31, 1997.

(3) Annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .01% and .02% for the years ended October 31, 2001 and 2000, respectively. These arrangements had no effect on the funds expense ratios for the previous periods. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.60% for the years ended October 31, 2001 and 2000, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Capital Appreciation Fund ("Capital Appreciation"), Credit Suisse Strategic Value Fund ("Strategic Value"), and Credit Suisse Balanced Fund ("Balanced"), each a Maryland Corporation, and the Credit Suisse Blue Chip Fund ("Blue Chip"), Credit Suisse Large Cap Value Fund ("Large Cap Value"), each a portfolio of the Credit Suisse Capital Funds (formerly, the DLJ Focus Funds), a Massachusetts Business Trust, (each, a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies.

     The Funds changed their legal names during the most recent fiscal year. A comparison of the old name and the new name, which is effective on December 12, 2001, is presented below:

      OLD NAME                                                 NEW NAME
      Warburg Pincus Capital Appreciation Fund      Credit Suisse Capital Appreciation Fund
      DLJ Focus Funds                               Credit Suisse Capital Funds
      DLJ Core Equity Fund                          Credit Suisse Blue Chip Fund
      DLJ Growth & Income Fund                      Credit Suisse Large Cap Value Fund
      Warburg Pincus Value Fund                     Credit Suisse Strategic Value Fund
      Warburg Pincus Balanced Fund                  Credit Suisse Balanced Fund

     Investment objectives for each Fund are as follows: Capital Appreciation, Blue Chip, and Large Cap Value seek long-term capital appreciation; Large Cap Value also seeks continuity of income; Strategic Value seeks total return; Balanced seeks maximum total return through a combination of long-term growth of capital, and current income consistent with the preservation of capital.

     On November 12, 2001, the Board of Trustees of Blue Chip approved, subject to shareholder approval, a proposal to change Blue Chip's investment objective to long-term capital appreciation on AN AFTER-TAX BASIS (the "Proposal"). If the Proposal is approved by shareholders, the fund will adopt an explicit investment strategy of seeking to reduce, though not eliminate, taxable distributions to shareholders. Proxy materials describing the Proposal will be mailed to shareholders of the fund in anticipation of a special meeting of shareholders to be held at a later date. Also, effective on or about December 12, 2001, Large Cap Value implemented a policy of investing at least 65% of its assets in equity securities of U.S. companies with large market capitalizations, which is defined as companies with market capitalizations equal to or greater than the smallest company in the Russell 1000(R) Index.

     The Capital Appreciation Fund may invest up to 10% of its total assets in non-publicly traded securities. Strategic Value and Balanced may invest up to 15% of their net assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities, and they may be difficult or impossible to sell at the time and the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund's security.

     Capital Appreciation, Strategic Value, and Balanced offered two classes of shares, one class being referred to as the Common Class and one class being referred to as the Advisor Class. Blue Chip and Large Cap Value offered Class A, Class B, Class C, Class D, and Common Class shares. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for Balanced bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate not to exceed
 .25% of the average daily net asset value of the Fund's Common Class share. Common Class shares of Capital Appreciation and Strategic Value are not subject to shareholder servicing or distribution fees. Advisor Class shares bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of
 .50% of average daily net assets. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. Class D shares are sold exclusively to employees of Credit Suisse First Boston and its subsidiaries who are eligible to participate in the Credit Suisse First Boston Employee's Savings and Profit Sharing Plan and are not subject to shareholder servicing or distribution fees. Common Class shares are available for purchase at net asset value by eligible institutions on behalf of their clients and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares.

     Subsequent to October 31, 2001, the classes offered by the following Funds changed as follows. Capital Appreciation and Strategic Value began offering Class A, Class B, and Class C shares to investors. The expenses borne by these new share classes are unchanged from those previously listed. Blue Chip and Large Cap Value's Common Class shares are closed to new investments, except for reinvestments of dividends. Blue Chip and Large Cap Value's Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but will be unable to add to their accounts. Although no further shares can be purchased, Blue Chip and Large Cap Value's shareholders can redeem their Common Class shares through any available method.

     A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the high cost method for both financial reporting and income tax purposes.

     In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Funds to classify gains and losses on mortgage- and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The Funds expect that the impact of the adoption of this principle will not be material to the financial statements.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually (except with respect to Large Cap Value, Strategic Value and Balanced for which dividends, if any, are paid quarterly). However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     At October 31, 2001, capital contributions, accumulated undistributed net investment income (loss) and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax treatments of net operating losses, return of capital distributions and partnership investments. Large Cap Value and Balanced reclassified $1,055,071 and ($799), respectively, from accumulated undistributed net investment income (loss) to accumulated net realized gain (loss) from investments and foreign currency transactions.Strategic Value reclassified $25,803 from accumulated net realized gain (loss) from investments and foreign currency transactions to accumulated undistributed net investment income (loss). Capital Appreciation and Blue Chip reclassified ($651,856) and ($87,994), respectively, from accumulated net realized gain (loss) from investments and foreign currency transactions to net capital contributed and ($1,389,226) and ($219,659), respectively, from accumulated undistributed net investment income (loss) to net capital contributed.

     E) FEDERAL INCOME TAXES-- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended ("the Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment. These deposits are not collateralized.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Donaldson, Lufkin & Jenrette ("DLJ") was acquired by Credit Suisse Group ("Credit Suisse") on November 3, 2000 (the "Acquisition"). Prior to the Acquisition, DLJ Asset Management Group ("DLJAM"), a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, a wholly-owned subsidiary of DLJ, served as adviser to Blue Chip and Large Cap Value. Credit Suisse combined the investment advisory business of DLJAM with its existing U.S. asset management business. Accordingly, CSAM currently serves as each Fund's investment adviser. For its investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

          FUND                                       ANNUAL RATE
          Capital Appreciation          .70% of average daily net assets
          Blue Chip                     .75% of average daily net assets less
                                            than or equal to $100 million
                                        .50% of average daily net assets greater
                                            than $100 million
          Large Cap Value               .75% of average daily net assets less
                                            than or equal to $75 million
                                        .50% of average daily net assets greater
                                            than $75 million
          Strategic Value               .75% of average daily net assets
          Balanced                      .90% of average daily net assets

     For the year ended October 31, 2001, investment advisory fees and voluntary waivers were as follows:

                                       GROSS                             NET
                                      ADVISORY                        ADVISORY
          FUND                          FEE            WAIVER           FEE
          --------------------      -----------       --------       ----------
          Capital Appreciation      $ 9,141,750       $     --       $9,141,750
          Blue Chip                   1,270,756       (235,650)       1,035,106
          Large Cap Value             1,400,402       (254,834)       1,145,568
          Strategic Value             2,186,298             --        2,186,298
          Balanced                      222,936       (190,518)          32,418

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as each Fund's co-administrators. Prior to February 1, 2001, DLJAM and then CSAM provided administration services to Blue Chip and Large Cap Value without charge. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

     For the year ended October 31, 2001, administrative services fees earned by CSAMSI were as follows:

          FUND                                      CO-ADMINISTRATION FEE
          ----                                      ---------------------
          Capital Appreciation                            $1,305,964
          Blue Chip                                          146,763
          Large Cap Value                                    179,009
          Strategic Value                                    291,506
          Balanced                                            24,771

     For its administrative services through February 4, 2001, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

          AVERAGE DAILY NET ASSETS                       ANNUAL RATE
          First $500 million                   .10% of average daily net assets
          Next $1 billion                      .08% of average daily net assets
          Over $1.5 billion                    .06% of average daily net assets

     Effective February 5, 2001, for its administrative services, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

          AVERAGE DAILY NET ASSETS                       ANNUAL RATE
          First $500 million                   .075% of average daily net assets
          Next $1 billion                      .065% of average daily net assets
          Over $1.5 billion                    .055% of average daily net assets

     For the year ended October 31, 2001, administrative service fees earned by PFPC (including out-of-pocket expenses) were as follows:

          FUND                                      CO-ADMINISTRATION FEE
          --------------------                      ---------------------
          Capital Appreciation                              $972,394
          Blue Chip                                          138,993
          Large Cap Value                                    158,670
          Strategic Value                                    239,012
          Balanced                                            32,349

     In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Prior to November 3, 2000, Donaldson, Lufkin & Jenrette Securities Corp. ("DLJSC") served as the distributor of the shares of Blue Chip and Large Cap Value. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Class A and Common Class shares of Blue Chip and Large Cap Value and of the Common Class shares of Balanced. For the Advisor Class shares of Capital Appreciation, Strategic Value, and Balanced, the fee is calculated at an annual rate of .50% of the average daily net assets. For the Class B and Class C shares of Blue Chip and Large Cap Value, the fee is calculated at an annual rate of 1.00% of average daily net assets. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services.

     For the year ended October 31, 2001, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                                   SHAREHOLDER SERVICING/
          FUND                                       DISTRIBUTION FEE
          ---------------------                    ----------------------
          Capital Appreciation
           Advisor Class shares                        $   154,153
                                                       ===========

          Blue Chip
           Common Class shares                               3,415
           Class A shares                                  329,805
           Class B shares                                  434,856
           Class C shares                                   45,111
                                                       -----------
                                                       $   813,187
                                                       ===========

          Large Cap Value
           Common Class shares                               4,736
           Class A shares                                  385,232
           Class B shares                                  384,188
           Class C shares                                   12,110
                                                       -----------
                                                       $   786,266
                                                       ===========

          Strategic Value
           Advisor Class shares                        $   203,985
                                                       ===========

          Balanced
           Common Class shares                              61,761
           Advisor Class shares                                332
                                                       -----------
                                                       $    62,093
                                                       ===========

     For the year ended October 31, 2001, CSAMSI and its affiliates advised Blue Chip and Large Cap Value that it retained $355,670 and $97,887, respectively, from commissions earned on the sales of Blue Chip and Large Cap Value's shares.

     Boston Financial Data Services, Inc. ("BFDS") serves as each Fund's transfer and dividend disbursement agent. The Funds have an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. For the year ended October 31, 2001, the following Funds received credits or reimbursements under this arrangement:

          FUND                                           AMOUNT
          --------------------                          --------
          Capital Appreciation                          $ 54,641
          Blue Chip                                            1
          Large Cap Value                                      1
          Strategic Value                                 13,039
          Balanced                                         1,100

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2001, the Funds reimbursed CSAM, which is included in the Funds' transfer agent expense, as follows:

          FUND                                           AMOUNT
          --------------------                          ---------
          Capital Appreciation                          $ 543,013
          Blue Chip                                         9,367
          Large Cap Value                                     747
          Strategic Value                                 163,385
          Balanced                                         33,027

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the year ended October 31, 2001, Merrill was paid by the Funds for their services as follows:

          FUND                                           AMOUNT
          --------------------                          --------
          Capital Appreciation                          $ 98,195
          Blue Chip                                       46,908
          Large Cap Value                                 43,181
          Strategic Value                                 18,955
          Balanced                                         1,589

NOTE 3. LINE OF CREDIT

     Through June 19, 2001, the Funds, except Blue Chip and Large Cap Value, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of
 .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

     Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility. At October 31, 2001, there were no loans outstanding for any of the Funds under either the New Credit Facility or the Prior Credit Facility.

NOTE 4. INVESTMENTS IN SECURITIES

     For the year ended October 31, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

          FUND                             PURCHASES                SALES
          ----                          ---------------        ---------------
          Capital Appreciation          $ 1,256,717,074        $ 1,249,039,630
          Blue Chip                          33,955,033             34,820,713
          Large Cap Value                    89,529,319            100,486,323
          Strategic Value                   105,243,934            124,628,945
          Balanced                           34,494,050             37,172,651

     At October 31, 2001, the net unrealized appreciation from investment for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                          UNREALIZED             UNREALIZED            NET UNREALIZED
          FUND                           APPRECIATION           DEPRECIATION     APPRECIATION/(DEPRECIATION)
          ----                          --------------        ---------------    ---------------------------
          Capital Appreciation          $   73,459,064        $  (156,111,393)      $ (82,652,329)
          Blue Chip                         35,265,461            (20,186,187)         15,079,274
          Large Cap Value                   43,402,751             (7,536,190)         35,866,561
          Strategic Value                   37,811,275            (10,120,254)         27,691,021
          Balanced                             765,026             (2,973,042)         (2,208,016)

NOTE 5. CAPITAL SHARE TRANSACTIONS

     Balanced and Strategic Value are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund are classified as Common Class shares and two billion shares are classified as Advisor Class shares. Capital Appreciation, Blue Chip, and Large Cap Value are authorized to issue an unlimited number of full and fractional shares of capital stock, $.001 par value per share. Transactions in shares of each Fund were as follows:

                                                       CAPITAL APPRECIATION
                                   ------------------------------------------------------------
                                                           COMMON CLASS
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                          14,861,985   $  335,086,709    24,588,163   $  755,211,618
Shares issued in reinvestment
  of distributions                    9,206,399      224,544,079     3,946,691      104,311,032
Shares redeemed                     (21,588,372)    (441,984,481)  (14,545,809)    (434,121,256)
                                   ------------   --------------   -----------   --------------
Net increase                          2,480,012   $  117,646,307    13,989,045   $  425,401,394
                                   ============   ==============   ===========   ==============

                                                       CAPITAL APPRECIATION
                                   ------------------------------------------------------------
                                                          ADVISOR CLASS
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                             817,557   $   17,514,698       553,034   $   16,754,778
Shares issued in reinvestment
  of distributions                      187,381        4,476,525       103,144        2,675,558
Shares redeemed                        (508,773)     (10,559,894)     (675,581)     (19,943,552)
                                   ------------   --------------   -----------   --------------
Net increase (decrease)                 496,165   $   11,431,329       (19,403)  $     (513,216)
                                   ============   ==============   ===========   ==============

                                                             BLUE CHIP
                                   ------------------------------------------------------------
                                                           COMMON CLASS
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                             101,032   $    1,850,217        45,018   $    1,025,450
Shares redeemed                         (53,369)        (945,022)         (586)         (12,764)
                                   ------------   --------------   -----------   --------------
Net increase                             47,663   $      905,195        44,432   $    1,012,686
                                   ============   ==============   ===========   ==============

                                                             BLUE CHIP
                                   ------------------------------------------------------------
                                                              CLASS A
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                           1,330,395   $   25,120,402     1,110,169   $   24,346,169
Shares issued in reinvestment
  of distributions                      294,847        5,926,737       444,968        9,019,526
Shares redeemed                      (1,933,690)     (35,349,700)     (838,237)     (18,427,363)
                                   ------------   --------------   -----------   --------------
Net increase (decrease)                (308,448)  $   (4,302,561)      716,900   $   14,938,332
                                   ============   ==============   ===========   ==============

                                                             BLUE CHIP
                                   ------------------------------------------------------------
                                                              CLASS B
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                             424,643   $    7,657,841       835,369   $   17,925,689
Shares issued in reinvestment
  of distributions                      107,733        2,090,013       126,449        2,494,838
Shares redeemed                        (409,177)      (6,955,498)     (236,791)      (5,072,241)
                                   ------------   --------------   -----------   --------------
Net increase                            123,199   $    2,792,356       725,027   $   15,348,286
                                   ============   ==============   ===========   ==============

                                                             BLUE CHIP
                                   ------------------------------------------------------------
                                                              CLASS C
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                             149,314   $    2,610,492       203,183   $    4,500,995
Shares issued in reinvestment
  of distributions                        9,218          178,839            --               --
Shares redeemed                         (70,397)      (1,156,811)         (703)         (15,544)
                                   ------------   --------------   -----------   --------------
Net increase                             88,135   $    1,632,520       202,480   $    4,485,451
                                   ============   ==============   ===========   ==============

                                                             BLUE CHIP
                                   ------------------------------------------------------------
                                                              CLASS D
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                             529,136   $   10,623,453     1,002,764   $   21,958,459
Shares issued in reinvestment
  of distributions                       48,574          979,745        23,461          475,552
Shares redeemed                        (292,116)      (5,520,300)     (234,930)      (5,341,036)
                                   ------------   --------------   -----------   --------------
Net increase                            285,594   $    6,082,898       791,295   $   17,092,975
                                   ============   ==============   ===========   ==============

                                                          LARGE CAP VALUE
                                   ------------------------------------------------------------
                                                           COMMON CLASS
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                             247,678   $    5,610,931         5,481   $      129,310
Shares issued in reinvestment
  of dividends and distributions            852           18,040            --               --
Shares redeemed                         (80,982)      (1,820,615)       (1,587)         (37,224)
                                   ------------   --------------   -----------   --------------
Net increase                            167,548   $    3,808,356         3,894   $       92,086
                                   ============   ==============   ===========   ==============

                                                          LARGE CAP VALUE
                                   ------------------------------------------------------------
                                                              CLASS A
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                             497,633   $   10,992,519       586,384   $   13,390,153
Shares issued in reinvestment
  of dividends and distributions        587,498       12,903,682       213,248        4,986,997
Shares redeemed                      (1,003,451)     (21,875,515)   (1,601,084)     (36,923,636)
                                   ------------   --------------   -----------   --------------
Net increase (decrease)                  81,680   $    2,020,686      (801,452)  $  (18,546,486)
                                   ============   ==============   ===========   ==============

                                                          LARGE CAP VALUE
                                   ------------------------------------------------------------
                                                              CLASS B
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                             136,380   $    2,979,246       309,030   $    5,937,239
Shares issued in reinvestment
  of dividends and distributions        157,054        3,422,233        50,221        1,168,147
Shares redeemed                        (306,403)      (6,625,998)     (434,467)      (8,818,730)
                                   ------------   --------------   -----------   --------------
Net decrease                            (12,969)  $     (224,519)      (75,216)  $   (1,713,344)
                                   ============   ==============   ===========   ==============

                                                          LARGE CAP VALUE
                                   ------------------------------------------------------------
                                                              CLASS C
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                              81,416   $    1,797,567        20,313   $      471,254
Shares issued in reinvestment
  of dividends and distributions          2,401           52,155            18              436
Shares redeemed                          (6,944)        (152,097)           --               --
                                   ------------   --------------   -----------   --------------
Net increase                             76,873   $    1,697,625        20,331   $      471,690
                                   ============   ==============   ===========   ==============

                                                          LARGE CAP VALUE
                                   ------------------------------------------------------------
                                                              CLASS D
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                             263,799   $    5,878,192       190,523   $    4,416,217
Shares issued in reinvestment of
  dividends and distributions           203,506        4,472,360        73,095        1,710,627
Shares redeemed                        (276,713)      (6,245,645)     (417,169)      (9,723,691)
                                   ------------   --------------   -----------   --------------
Net increase (decrease)                 190,592   $    4,104,907      (153,551)  $   (3,596,847)
                                   ============   ==============   ===========   ==============

                                                          STRATEGIC VALUE
                                   ------------------------------------------------------------
                                                            COMMON CLASS
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                           3,725,127   $   51,683,209     4,058,711   $   59,269,718
Shares issued in reinvestment of
  dividends and distributions         2,749,394       35,349,336     7,116,244      103,027,829
Shares redeemed                      (5,453,055)     (74,139,460)  (26,536,100)    (406,562,677)
                                   ------------   --------------   -----------   --------------
Net increase (decrease)               1,021,466   $   12,893,085   (15,361,145)  $ (244,265,130)
                                   ============   ==============   ===========   ==============

                                                          STRATEGIC VALUE
                                   ------------------------------------------------------------
                                                           ADVISOR CLASS
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                             801,031   $   11,105,426       674,944   $   10,662,470
Shares issued in reinvestment
  of dividends and distributions        450,848        5,796,931     1,037,565       15,033,344
Shares redeemed                      (1,076,470)     (14,599,817)   (2,747,037)     (41,222,452)
                                   ------------   --------------   -----------   --------------
Net increase (decrease)                 175,409   $    2,302,540    (1,034,528)  $  (15,526,638)
                                   ============   ==============   ===========   ==============

                                                              BALANCED
                                   ------------------------------------------------------------
                                                            COMMON CLASS
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                             589,579   $    6,410,874       630,073   $    8,400,006
Shares issued in reinvestment
  of dividends and distributions        371,445        3,962,976       338,282        4,267,912
Shares redeemed                        (939,153)      (9,789,826)    1,305,450)     (16,976,258)
                                   ------------   --------------   -----------   --------------
Net increase (decrease)                  21,871   $      584,024      (337,095)  $   (4,308,340)
                                   ============   ==============   ===========   ==============

                                                              BALANCED
                                   ------------------------------------------------------------
                                                            ADVISOR CLASS
                                   ------------------------------------------------------------
                                             FOR THE                      FOR THE
                                           YEAR ENDED                   YEAR ENDED
                                        OCTOBER 31, 2001             OCTOBER 31, 2000
                                   -----------------------------   ----------------------------
                                      SHARES           VALUE          SHARES        VALUE
                                   ------------   --------------   -----------   --------------
Shares sold                               2,897   $       31,592         8,539   $      111,493
Shares issued in reinvestment
  of dividends and distributions            888            9,451         2,344           29,474
Shares redeemed                            (624)          (6,052)      (25,788)        (331,426)
                                   ------------   --------------   -----------   --------------
Net increase (decrease)                   3,161   $       34,991       (14,905)  $     (190,459)
                                   ============   ==============   ===========   ==============

NOTE 6. CAPITAL LOSS CARRYOVER

     At October 31, 2001, capital loss carryovers were available to offset future realized gains as follows: $177,790,442 in Capital Appreciation which expires in 2009, $1,435,984 in Blue Chip which expires in 2009 and $326,629 in Balanced which expires in 2009.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and the
     Shareholders of Credit Suisse Capital Appreciation Fund, Inc.;
     Common and D Class Shareholders of Credit Suisse Blue Chip Fund; Common and D Class Shareholders of Credit Suisse Large Cap Value Fund; Shareholders of Credit Suisse Strategic Value Fund, Inc.;
     Shareholders of Credit Suisse Balanced Fund, Inc.

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Capital Appreciation Fund, Inc.; Credit Suisse Blue Chip Fund and Credit Suisse Large Cap Value Fund (formerly known as, respectively, DLJ Core Equity Fund and DLJ Growth and Income
Fund) (two of the funds comprising Credit Suisse Capital Funds, formerly known as DLJ Focus Funds); Credit Suisse Strategic Value Fund, Inc. and Credit Suisse Balanced Fund, Inc. (all funds collectively referred to as the "Funds") at October 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for the year then ended (for Credit Suisse Blue Chip Fund and Credit Suisse Large Cap Value Fund) and each of the two years (or periods) in the period then ended (for Credit Suisse Capital Appreciation Fund, Inc., Credit Suisse Strategic Value Fund, Inc. and Credit Suisse Balanced Fund, Inc.) and the financial highlights for the year then ended (for Credit Suisse Blue Chip Fund and Credit Suisse Large Cap Value Fund) and for each of the years (or periods) presented (for Credit Suisse Capital Appreciation Fund, Inc., Credit Suisse Strategic Value Fund, Inc. and Credit Suisse Balanced Fund, Inc.) (financial highlights for Class A, B and C of Credit Suisse Blue Chip Fund and Credit Suisse Large Cap Value Fund are presented in a separate report), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets and financial highlights of Credit Suisse Blue Chip Fund and Credit Suisse Large Cap Value Fund for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 17, 2001

CREDIT SUISSE FUNDS
SHAREHOLDER MEETING RESULTS (UNAUDITED)

     At a special meeting of shareholders held on March 23, 2001, the following proposals were submitted for the vote of shareholders of the Funds. The proposals and voting results were:

     1. To approve the new investment advisory agreement for each series of the Fund:

                                                % OF SHARES       % OF SHARES
                                                  TO TOTAL          TO TOTAL
           BLUE CHIP            SHARES      OUTSTANDING SHARES    SHARES VOTED
           ---------------     ---------    ------------------    ------------
           For                 4,732,573           41.10%              72.40%
           Against               114,694            1.00%               1.80%
           Abstain               154,532            1.30%               2.40%

                                              % OF SHARES         % OF SHARES
                                                TO TOTAL            TO TOTAL
           LARGE CAP VALUE      SHARES      OUTSTANDING SHARES    SHARES VOTED
           ---------------     ---------    ------------------    ------------
           For                 5,660,439           50.10%             75.80%
           Against               177,619            1.60%              2.40%
           Abstain               211,322            1.90%              2.80%

     2.   To elect Trustees of the Funds.

                                                FOR           WITHHELD
                                             ----------       --------
           Richard H. Francis                29,331,400       759,458
           Jack W. Fritz                     29,330,481       760,377
           Jeffrey E. Garten                 29,343,196       747,662
           Peter F. Krogh                    29,403,924       686,934
           James S. Pasman                   29,331,286       673,571
           William W. Priest                 29,341,660       749,197
           Steven N. Rappaport               29,331,850       759,007

CREDIT SUISSE FUNDS
SHAREHOLDER TAX INFORMATION (UNAUDITED)

     Each Fund is required by Subchapter M of the Code, to advise its shareholders within 60 days of each Fund's fiscal year end as to the U.S. federal tax status distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended October 31, 2001, the following dividends and distributions per share were paid by each of the Funds:

                                ORDINARY          LONG-TERM          % OF ORDINARY INCOME
                                 INCOME         CAPITAL GAINS       DIVIDENDS QUALIFYING FOR
FUND                            PER SHARE         PER SHARE      DIVIDENDS RECEIVED DEDUCTION*
----                            ---------       -------------    -----------------------------
PAYMENT DATE                    12/08/00          12/08/00                    2000
Capital Appreciation                                                          5.88
   Common Shares                 $1.6663           $2.6156
   Advisor Shares                 1.5096            2.6156

Strategic Value                                                             100.00
   Common Shares                  0.0269            2.0833
   Advisor Shares                 0.0079            2.0833

Balanced                                                                      2.17
   Common Shares                  0.7439            1.0451
   Advisor Shares                 0.7304            1.0451

PAYMENT DATE                    12/28/00          11/13/00

Blue Chip                                                                      N/A
   Common Shares                      --            0.9500
   Class A Shares                     --            0.9500
   Class B Shares                     --            0.9500
   Class C Shares                     --            0.9500
   Class D Shares                     --            0.9500

Large Cap Value                                                                N/A
   Common Shares                  0.0450            2.1300
   Class A Shares                 0.0400            2.1300
   Class B Shares                 0.0100            2.1300
   Class C Shares                 0.0100            2.1300
   Class D Shares                 0.0550            2.1300

     The above information was provided to calendar year taxpayers on Form 1099-DIV mailed in January of 2001.

                                                                   % OF ORDINARY INCOME
                                                                 DIVIDENDS QUALIFYING FOR
FUND                                  ORDINARY INCOME          DIVIDENDS RECEIVED DEDUCTION*
----                           ----------------------------    -----------------------------
PAYMENT DATES                  03/30/01, 06/29/01, 09/28/01                 2001
Large Cap Value                                                              N/A
   Common Shares                          0.1645
   Class A Shares                         0.1544
   Class B Shares                         0.0366
   Class C Shares                         0.0578
   Class D Shares                         0.1943

Strategic Value                                                           100.00
   Common Shares                         $0.0743
   Advisor Shares                         0.0238

Balanced                                                                   23.11
   Common Shares                          0.1764
   Advisor Shares                         0.1568

     Because the fiscal year of the Funds is not a calendar year, another notification will be sent with respect to calendar year 2001. The second notification, which will reflect the amount to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2002.

----------
*Available to Corporate Shareholders only.

                              CREDIT SUISSE FUNDS

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                      P.O. BOX 9030, BOSTON, MA 02205-9030
                    800-927-2874 - www.creditsuissefunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPUSL-2-1001